RETIREMENT PLAN SHARES

Thornburg Limited Term
U.S. Government Fund

(“Limited Term U.S. Government Fund”)

Class R3:LTURX

Class R4:LTUGX

Class R5:LTGRX

Thornburg Limited Term
Income Fund

(“Limited Term Income Fund”)

Class R3:THIRX

Class R4:THRIX

Class R5:THRRX

Class R6:THRLX

Thornburg Strategic Income Fund

(“Strategic Income Fund”)

Class R3:TSIRX

Class R4:TSRIX

Class R5:TSRRX

Class R6:TSRSX

Thornburg Value Fund

(“Value Fund”)

Class R3:TVRFX

Class R4:TVIRX

Class R5:TVRRX

Thornburg International Value Fund

(“International Value Fund”)

Class R3:TGVRX

Class R4:THVRX

Class R5:TIVRX

Class R6:TGIRX

Thornburg Core Growth Fund

(“Growth Fund”)

Class R3:THCRX

Class R4:TCGRX

Class R5:THGRX

Thornburg International Growth Fund

(“International Growth Fund”)

Class R3:TIGVX

Class R4:TINVX

Class R5:TINFX

Class R6:THGIX

Thornburg Investment Income
Builder Fund

(“Income Builder Fund”)

Class R3:TIBRX

Class R4:TIBGX

Class R5:TIBMX

Class R6:TIBOX

Thornburg Global Opportunities Fund

(“Global Opportunities Fund”)

Class R3:THORX

Class R4:THOVX

Class R5:THOFX

Class R6:THOGX

Thornburg Developing World Fund

(“Developing World Fund”)

Class R5:THDRX

Class R6:TDWRX

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to thornburg.com/edelivery.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling 800.847.0200 or your financial intermediary directly. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Thornburg investment trust

Funds Prospectus

FEBRUARY 1, 2020

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

i

Thornburg investment trust

Table of Contents

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Fund Summary

Limited Term U.S. Government Fund

Investment Goal

The primary goal of Limited Term U.S. Government Fund is to provide as high a level of current income as is consistent, in the view of the Fund’s investment advisor, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share price compared to longer term portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class R3	Class R4	Class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R4	Class R5
Management Fees	0.38%	0.38%	0.38%
Distribution and Service (12b-1) Fees	0.50%	0.25%	none
Other Expenses	0.55%	1.15%	1.66%
Total Annual Fund Operating Expenses	1.43%	1.78%	2.04%
Fee Waiver/Expense Reimbursement(1)	(0.44)%	(0.79)%	(1.37)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.99%	0.99%	0.67%

(1)Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4, and Class R5 expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 0.99%, 0.99%, and 0.67%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2021, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Fund Summary Limited Term U.S. Government Fund

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$101	$409	$740	$1,675
Class R4 Shares	$101	$483	$891	$2,029
Class R5 Shares	$68	$507	$972	$2,259

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29.37% of the average value of its portfolio.

Principal Investment Strategies

Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio in pursuing the Fund’s investment goals. While Thornburg follows domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt obligations, and other factors, the Fund’s investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security before its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to market conditions.

Limited Term U.S. Government Fund invests at least 80% of its assets in U.S. Government Securities. For this purpose, “U.S. Government Securities” means:

Securities backed by the full faith and credit of the U.S. government, including direct obligations of the U.S. Treasury (such as U.S. Treasury Bonds) and obligations of U.S. government agencies and instrumentalities which are guaranteed by the U.S. Treasury (such as “Ginnie Mae” mortgage-backed certificates issued by the Government National Mortgage Association).

Securities issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises, but which are not backed by the full faith and credit of the U.S. government. These securities include mortgage-backed certificates, collateralized mortgage obligations (“CMOs”), and debentures issued by “Freddie Mac” (Federal Home Loan Mortgage Corporation) and “Fannie Mae” (Federal National Mortgage Association).

U.S. Government Securities include for this purpose repurchase agreements secured by the securities described above, and participations having economic characteristics similar to those securities. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants.

Because the magnitude of changes in the value of interest-bearing obligations is greater for obligations with longer terms given an equivalent change in interest rates, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life of normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Fund Summary Limited Term U.S. Government Fund

Principal Investment Risks

Although the Fund may acquire obligations issued or guaranteed by the U.S. government and its agencies, instrumentalities and enterprises, neither the Fund’s net asset value nor its dividends are guaranteed by the U.S. government. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund’s share value will fluctuate, including as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for the Fund’s investment in mortgage-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Prepayment and Extension Risk – When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Fund’s investments in mortgage-backed securities.

Credit Risk – All securities owned by the Fund may be subject to default, delays in payment, adverse legislation or other government action, or could be downgraded by ratings agencies, reducing the value of the Fund’s shares. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. government agencies, instrumentalities and government-sponsored enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the United States, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk. Although the U.S. government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. government would provide financial support for any such obligation on a default by the issuing agency, instrumentality or enterprise in the absence of a legal requirement to do so. As of the date of this Prospectus, securities backed by the full faith and credit of the U.S. government, and securities of U.S. government agencies, instrumentalities and enterprises which may be purchased by the Fund are rated “Aaa” by Moody’s Investors Services or “AA+” by S&P Global Ratings. Ratings agencies may reduce the ratings of any securities in the future.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. For example, a fall in worldwide demand for U.S. government securities or general economic decline could lower the value of those securities.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell promptly some or all of the obligations that it holds, or may only be able to sell obligations at less than desired prices.

Structured Products Risk – Investments in securities that are backed by, or represent interests in, an underlying pool of securities or other assets involve the risks associated with the underlying assets (e.g., the risk of default by mortgagors), and may also involve different or greater risks, including the risk that distributions from the underlying assets will be inadequate to make interest or other payments to the Fund, the risk that the issuer of the securities will fail to administer the underlying assets properly or become insolvent, and the risk that the securities will be less liquid than other Fund investments.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears beginning on page 61.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Fund Summary Limited Term U.S. Government Fund

Past Performance of the Fund

The following information provides some indication of the risks of investing in Limited Term U.S. Government Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3, Class R4, and Class R5 share performance to the Bloomberg Barclays US Government Intermediate Total Return Index Value Unhedged, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2019. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class R3 Shares

	Total Returns	Quarter ended
Highest Quarterly Results	2.22%	6-30-10
Lowest Quarterly Results	(1.58)%	6-30-13

Average Annual Total Returns

(periods ended 12-31-19)

Class R3 Shares	1 Year	5 Years	10 Years
Return Before Taxes	3.52%	1.19%	1.51%
Return After Taxes on Distributions	2.81%	0.54%	0.73%
Return After Taxes on Distributions and Sale of Fund Shares	2.08%	0.62%	0.84%
Bloomberg Barclays US Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	5.20%	1.99%	2.38%

Class R4 Shares	1 Year	5 YearS	Since Inception (2-1-14)
Return Before Taxes	3.52%	1.19%	1.21%
Bloomberg Barclays US Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	5.20%	1.99%	1.97%

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Fund Summary Limited Term U.S. Government Fund

Class R5 Shares	1 Year	5 Years	Since Inception (5-1-12)
Return Before Taxes	3.84%	1.53%	1.29%
Bloomberg Barclays US Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	5.20%	1.99%	1.62%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Jason Brady, cfa, the president of the Trust and the chief executive officer, president, and a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2007.

Lon Erickson, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2015.

Jeff Klingelhofer, cfa, a managing director and head of investments of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2015.

Purchase and Sale of Fund Shares

Employer-sponsored retirement plans wishing to make shares of the Fund available to plan participants should contact a financial intermediary authorized to sell shares of the Funds. As a participant in an employer-sponsored retirement plan that makes Fund shares available, you may add shares to your account by contacting your plan administrator. Although the Funds do not currently impose any investment minimums on the purchase of shares through an employer-sponsored retirement plan, the plan itself may establish such minimums. Contact your plan administrator for more information.

Sales of the Fund’s Class R3 shares are closed to new investors except for certain accounts referenced under the caption “Purchasing Fund Shares,” beginning on page 77 of this Prospectus.

Please contact your retirement plan administrator if you wish to sell your shares. Your plan administrator will conduct the transaction for you, or provide you with the means to conduct the transaction yourself.

Tax Information

Fund distributions to qualified retirement plan accounts, and transactions in Fund shares by those accounts, are not generally subject to current federal income tax under existing federal law. Please see “Taxes” on page 82 of this Prospectus for additional information. Purchasers are cautioned to seek the advice of their own advisors about the tax consequences of contributions to plan accounts and distributions from plan accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Fund Summary

Limited Term Income Fund

Investment Goal

The primary goal of Limited Term Income Fund is to provide as high a level of current income as is consistent, in the view of the Fund’s investment advisor, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share prices compared to longer term portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class R3	Class R4	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R4	Class R5	Class R6
Management Fees	0.33%	0.33%	0.33%	0.33%
Distribution and Service (12b-1) Fees	0.50%	0.25%	none	none
Other Expenses	0.23%	0.65%	0.41%	0.16%
Total Annual Fund Operating Expenses	1.06%	1.23%	0.74%	0.49%
Fee Waiver/Expense Reimbursement(1)	(0.07)%	(0.24)%	(0.25)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.99%	0.99%	0.49%	0.42%

(1)Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4, Class R5, and Class R6 expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 0.99%, 0.99%, 0.49%, and 0.42%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2021, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Fund Summary Limited Term Income Fund

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$101	$330	$578	$1,288
Class R4 Shares	$101	$367	$653	$1,467
Class R5 Shares	$50	$211	$387	$895
Class R6 Shares	$43	$150	$267	$609

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43.22% of the average value of its portfolio.

Principal Investment Strategies

Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio in pursuing the Fund’s investment goals. While Thornburg follows domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt obligations, and other factors, the Fund’s investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to current market conditions.

The Fund invests at least 65% of its net assets in (i) obligations of the U.S. government, its agencies and instrumentalities, and (ii) debt obligations rated at the time of purchase in one of the three highest principal long term rating categories of S&P Global Ratings (AAA, AA or A) or Moody’s Investors Services, Inc. (Aaa, Aa or A), or the equivalent three highest short term ratings of those ratings agencies, or, if no credit rating is available, judged to be of comparable quality as determined by Thornburg. The Fund will not invest in any debt obligation rated at the time of purchase lower than BBB by S&P, Baa by Moody’s, the of equivalent short term ratings of those ratings agencies, or, if no credit rating is available, judged to be of comparable quality as determined by Thornburg. The Fund may purchase debt obligations such as corporate debt obligations, mortgage-backed securities, other asset-backed securities, municipal securities, and commercial paper and bankers’ acceptances. The Fund may purchase foreign securities of the same types and quality as the domestic securities it purchases when Thornburg believes these investments are consistent with the Fund’s objectives.

Because the magnitude of changes in the value of interest-bearing obligations is greater for obligations with longer terms given an equivalent change in interest rates, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life normally of less than five years. As a result, the Fund also maintains a portfolio of investments having a dollar-weighted average effective duration of normally no more than five years. Duration is a measure of estimated sensitivity to interest rate changes. A portfolio with a longer average effective duration will typically be more sensitive to interest rate changes than a portfolio with a shorter average effective duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation’s price upon a 1% change in interest rates. For example, an obligation with a duration of 5 would be expected to change in price by approximately 5% in response to a 1% change in interest rates. During temporary periods the Fund’s portfolio maturity and average effective duration may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Fund Summary Limited Term Income Fund

Principal Investment Risks

Although the Fund may acquire obligations issued or guaranteed by the U.S. government and its agencies, instrumentalities and enterprises, neither the Fund’s net asset value nor its dividends are guaranteed by the U.S. government. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund’s share value will fluctuate, including as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for the Fund’s investment in mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Prepayment and Extension Risk – When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Fund’s investments in mortgage-backed and asset-backed securities.

Credit Risk – All securities owned by the Fund may be subject to default, delays in payment, adverse legislation or other government action, or could be downgraded by ratings agencies, reducing the value of the Fund’s shares. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. government agencies, instrumentalities and government sponsored enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the United States, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk. Although the U.S. government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. government would provide financial support for any such obligation on a default by the issuing agency, instrumentality or enterprise in the absence of a legal requirement to do so. As of the date of this Prospectus, securities backed by the full faith and credit of the U.S. government, and securities of U.S. government agencies, instrumentalities and enterprises which may be purchased by the Fund, are rated “Aaa” by Moody’s Investors Services or “AA+” by S&P Global Ratings. Ratings agencies may reduce the ratings of any securities in the future. Lower-rated or unrated obligations in which the Fund is permitted to invest may have, or may be perceived to have, greater risk of default and ratings downgrades.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. For example, a fall in worldwide demand for U.S. government securities or general economic decline could lower the value of those securities.

Risks Affecting Specific Issuers – The value of a debt obligation may decline in response to developments affecting the specific issuer of the obligation, even if other issuers or the overall economy are unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in the debt obligations of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries. In addition, some foreign government debt obligations may be subject to default, delays in payment, adverse legislation or government action, or could be downgraded by ratings agencies.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell promptly some or all of the obligations that it holds, or may only be able to sell obligations at less than desired prices.

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Fund Summary Limited Term Income Fund

Structured Products Risk – Investments in securities that are backed by, or represent interests in, an underlying pool of securities or other assets involve the risks associated with the underlying assets (e.g., the risk of default by mortgagors), and may also involve different or greater risks, including the risk that distributions from the underlying assets will be inadequate to make interest or other payments to the Fund, the risk that the issuer of the securities will fail to administer the underlying assets properly or become insolvent, and the risk that the securities will be less liquid than other Fund investments.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears beginning on page 61.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Limited Term Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3, Class R4, Class R5 and Class R6 share performance to the Bloomberg Barclays Intermediate US Government/Credit Total Return Index Value Unhedged, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2019. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class R3 Shares

	Total Returns	Quarter ended
Highest Quarterly Results	6.67%	6-30-09
Lowest Quarterly Results	(2.08)%	6-30-13

Average Annual Total Returns

(periods ended 12-31-19)

Class R3 Shares	1 Year	5 Years	10 Years
Return Before Taxes	5.15%	2.28%	3.31%
Return After Taxes on Distributions	3.94%	1.39%	2.23%
Return After Taxes on Distributions and Sale of Fund Shares	3.08%	1.35%	2.12%
Bloomberg Barclays Intermediate US Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.80%	2.57%	3.05%

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Fund Summary Limited Term Income Fund

Class R4 Shares	1 Year	5 YearS	Since Inception (2-1-14)
Return Before Taxes	5.16%	2.30%	2.28%
Bloomberg Barclays Intermediate US Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.80%	2.57%	2.54%

Class R5 Shares	1 Year	5 Years	Since Inception (5-1-12)
Return Before Taxes	5.66%	2.65%	2.80%
Bloomberg Barclays Intermediate US Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.80%	2.57%	2.28%

Class R6 Shares	1 YEAR	Since Inception (4-10-17)
Return Before Taxes	5.75%	3.42%
Bloomberg Barclays Intermediate US Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.80%	3.25%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Jason Brady, cfa, the president of the Trust and the chief executive officer, president, and a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2007.

Lon Erickson, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2010.

Jeff Klingelhofer, cfa, a managing director and head of investments of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2015.

Purchase and Sale of Fund Shares

Employer-sponsored retirement plans wishing to make shares of the Fund available to plan participants should contact a financial intermediary authorized to sell shares of the Funds. As a participant in an employer-sponsored retirement plan that makes Fund shares available, you may add shares to your account by contacting your plan administrator. Although the Funds do not currently impose any investment minimums on the purchase of shares through an employer-sponsored retirement plan, the plan itself may establish such minimums. Contact your plan administrator for more information.

Please contact your retirement plan administrator if you wish to sell your shares. Your plan administrator will conduct the transaction for you, or provide you with the means to conduct the transaction yourself.

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Fund Summary Limited Term Income Fund

Tax Information

Fund distributions to qualified retirement plan accounts, and transactions in Fund shares by those accounts, are not generally subject to current federal income tax under existing federal law. Please see “Taxes” on page 82 of this Prospectus for additional information. Purchasers are cautioned to seek the advice of their own advisors about the tax consequences of contributions to plan accounts and distributions from plan accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Fund Summary

Strategic Income Fund

Investment Goal

The Fund’s primary investment goal is to seek a high level of current income. The Fund’s secondary investment goal is some long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class R3	Class R4	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R4	Class R5	Class R6
Management Fees	0.69%	0.69%	0.69%	0.69%
Distribution and Service (12b-1) Fees	0.50%	0.25%	none	none
Other Expenses	1.40%	1.57%	0.49%	0.29%
Total Annual Fund Operating Expenses	2.59%	2.51%	1.18%	0.98%
Fee Waiver/Expense Reimbursement(1)	(1.34)%	(1.26)%	(0.58)%	(0.45)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.25%	1.25%	0.60%	0.53%

(1)Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4, Class R5 and Class R6 expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 1.25%, 1.25%, 0.60%, and 0.53%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2021, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Fund Summary Strategic Income Fund

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$127	$678	$1,255	$2,825
Class R4 Shares	$127	$661	$1,222	$2,751
Class R5 Shares	$61	$317	$593	$1,380
Class R6 Shares	$54	$267	$498	$1,160

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.55% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment goals by investing in a broad range of income-producing investments from throughout the world, primarily including debt obligations. The Fund expects, under normal conditions, to invest a majority of its assets in the debt obligations described below.

The Fund may invest in debt obligations of any kind, of any quality, and of any maturity. The Fund expects, under normal conditions, to select a majority of its investments from among the following types of debt obligations:

•bonds and other debt obligations issued by domestic and foreign companies of any size (including lower-rated “high yield” or “junk” bonds)

•mortgage-backed securities and other asset-backed securities, including commercial mortgage-backed securities

•convertible debt obligations

•obligations issued by foreign governments (including developing countries)

•collateralized mortgage obligations (“CMOs”), collateralized debt obligations (“CDOs”), collateralized bond obligations (“CBOs”), and collateralized loan obligations (“CLOs”)

•obligations of the U.S. government and its agencies and sponsored enterprises

•structured notes

•zero coupon bonds and “stripped” securities

•taxable municipal obligations and participations in municipal obligations

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short-term trading on market fluctuations. However, the Fund may dispose of any such investment prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or otherwise to respond to market conditions.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Fund Summary Strategic Income Fund

The Fund also may invest in derivative instruments to the extent Thornburg believes such investments may assist the Fund in pursuing its investment goal. Derivatives are financial instruments that derive their value from an underlying asset, reference rate, or index. The Fund may invest in derivatives for risk management purposes, including to hedge against a decline in the value of certain investments. The Fund may also invest in derivatives for non-hedging purposes, including to obtain investment exposures to a particular asset class. Examples of the types of derivatives in which the Fund may invest are options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements).

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund. Please note that because the Fund’s objective is to provide high current income, the Fund invests with an emphasis on income, rather than stability of net asset value.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Prepayment and Extension Risk – When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Fund’s investments in mortgage-backed and asset-backed securities.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated obligation, lower-rated and unrated obligations are generally more vulnerable than higher-rated obligations to default, to ratings downgrades, and to liquidity risk. Debt obligations backed by so-called “subprime” mortgages may also be subject to a greater risk of default or downgrade. Debt obligations issued by the U.S. government or its agencies, instrumentalities and government sponsored enterprises are also subject to credit risk. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. agencies, instrumentalities and enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the U.S. government, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk.

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Fund Summary Strategic Income Fund

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for lower-rated and unrated debt obligations (including particularly “junk” or “high yield” bonds), the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic and legal developments. The market value of any zero coupon bonds or “stripped” securities that the Fund may purchase will typically be more volatile than the value of a comparable, interest-paying bond. Additionally, zero coupon bonds and “stripped” securities are subject to the risk that the Fund may have to recognize income on its investment and make distributions to shareholders before it has received any cash payments on its investment.

Risks Affecting Specific Issuers – The value of a debt obligation may decline in response to developments affecting the specific issuer of the obligation or security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices. The market for lower-rated and unrated debt obligations (including particularly “junk” or “high yield” bonds) and debt obligations backed by so-called “subprime” mortgages may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Foreign Investment Risk – Investments in the debt obligations of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. In addition, some foreign government debt obligations may be subject to default, delays in payment, adverse legislation or government action, or could be downgraded by ratings agencies.

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” above) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Structured Products Risk – Investments in securities that are backed by, or represent interests in, an underlying pool of securities or other assets involve the risks associated with the underlying assets (e.g., the risk of default by mortgagors), and may also involve different or greater risks, including the risk that distributions from the underlying assets will be inadequate to make interest or other payments to the Fund, the risk that the issuer of the securities will fail to administer the underlying assets properly or become insolvent, and the risk that the securities will be less liquid than other Fund investments.

Derivatives Risk – The Fund’s investments in derivatives involve the risks associated with the securities or other assets underlying the derivatives, and also may involve risks different or greater than the risks affecting the underlying assets, including the inability or unwillingness of the other party to a derivative to perform its obligations to the Fund, the Fund’s inability or delays in selling or closing positions in derivatives, and difficulties in valuing derivatives.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 61.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Fund Summary Strategic Income Fund

Past Performance of the Fund

The following information provides some indication of the risks of investing in Strategic Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows the annual total return for Class R3 shares in the one full year shown. The average annual total return figures compare Class R3, Class R4, Class R5 and Class R6 share performance to the Bloomberg Barclays US Universal Total Return Index Value Unhedged, a broad measure of market performance, and to a Blended Benchmark comprised of 80% Bloomberg Barclays US Aggregate Bond Total Return Value USD, which represents a broad measure of bond market performance, and 20% MSCI World Net Total Return USD Index, which represents a broad measure of equity market performance in developed markets. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2019. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class R3 Shares

	Total Returns	Quarter ended
Highest Quarterly Results	4.89%	9-30-12
Lowest Quarterly Results	(2.67)%	9-30-15

Average Annual Total Returns

(periods ended 12-31-19)

Class R3 Shares	1 Year	5 years	Since Inception (5-1-12)
Return Before Taxes	7.23%	3.64%	4.40%
Return After Taxes on Distributions	5.83%	2.22%	2.53%
Return After Taxes on Distributions and Sale of Fund Shares	4.26%	2.13%	2.55%
Bloomberg Barclays US Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	9.29%	3.44%	3.25%
Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes)	12.45%	4.29%	4.42%

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Fund Summary Strategic Income Fund

Class R4 Shares	1 Year	5 YearS	Since Inception (2-1-14)
Return Before Taxes	7.14%	3.61%	3.51%
Bloomberg Barclays US Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	9.29%	3.44%	3.62%
Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes)	12.45%	4.29%	4.53%

Class R5 Shares	1 Year	5 years	Since Inception (5-1-12)
Return Before Taxes	7.91%	4.11%	4.82%
Bloomberg Barclays US Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	9.29%	3.44%	3.25%
Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes)	12.45%	4.29%	4.42%

Class R6 Shares	1 YEAR	Since Inception (4-10-17)
Return Before Taxes	7.96%	4.86%
Bloomberg Barclays US Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	9.29%	4.23%
Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes)	12.45%	5.62%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Jason Brady, cfa, the president of the Trust and the chief executive officer, president, and a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2007.

Lon Erickson, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2015.

Christian Hoffmann, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2018.

Jeff Klingelhofer, cfa, a managing director and head of investments of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2015.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Fund Summary Strategic Income Fund

Purchase and Sale of Fund Shares

Employer-sponsored retirement plans wishing to make shares of the Fund available to plan participants should contact a financial intermediary authorized to sell shares of the Funds. As a participant in an employer-sponsored retirement plan that makes Fund shares available, you may add shares to your account by contacting your plan administrator. Although the Funds do not currently impose any investment minimums on the purchase of shares through an employer-sponsored retirement plan, the plan itself may establish such minimums. Contact your plan administrator for more information.

Sales of the Fund’s Class R3 shares are closed to new investors except for certain accounts referenced under the caption “Purchasing Fund Shares,” beginning on page 77 of this Prospectus.

Please contact your retirement plan administrator if you wish to sell your shares. Your plan administrator will conduct the transaction for you, or provide you with the means to conduct the transaction yourself.

Tax Information

Fund distributions to qualified retirement plan accounts, and transactions in Fund shares by those accounts, are not generally subject to current federal income tax under existing federal law. Please see “Taxes” on page 82 of this Prospectus for additional information. Purchasers are cautioned to seek the advice of their own advisors about the tax consequences of contributions to plan accounts and distributions from plan accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Fund Summary

Value Fund

Investment Goal

The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types. The secondary, non-fundamental goal of the Fund is to seek some current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class R3	Class R4	Class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R4	Class R5
Management Fees	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.50%	0.25%	none
Other Expenses	0.44%	0.65%	0.58%
Total Annual Fund Operating Expenses	1.79%	1.75%	1.43%
Fee Waiver/Expense Reimbursement(1)	(0.44)%	(0.50)%	(0.44)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.35%	1.25%	0.99%

(1)Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 1.35%, 1.25%, and 0.99%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2021, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Fund Summary Value Fund

Example. This Example is intended to help you compare the cost of investing in Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$137	$521	$929	$2,069
Class R4 Shares	$127	$502	$902	$2,021
Class R5 Shares	$101	$409	$740	$1,675

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.94% of the average value of its portfolio.

Principal Investment Strategies

The Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected on a value basis. However, the Fund may own a variety of securities, including foreign equity securities and foreign and domestic debt obligations which, in the opinion of the Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), offer prospects for meeting the Fund’s investment goals.

Thornburg intends to invest on an opportunistic basis where the Fund’s portfolio managers believe intrinsic value is not recognized by the marketplace. The Fund seeks to identify value in a broad or different context by investing in a diversified portfolio of stocks the Fund categorizes as basic values, consistent earners, and emerging franchises, when the portfolio managers believe these issues are value priced. The relative proportions of securities invested in each of those categories will vary over time. The Fund seeks to invest in promising companies, and may invest in stocks that reflect unfavorable market perceptions of the company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle capitalization range of publicly traded companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Value, for purposes of the Fund’s selection criteria, may consider both current and projected measures. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

•profitability

•price/earnings ratio

•price/book value ratio

•price/cash flow ratio

•debt/capital ratio

•dividend characteristics

•security and consistency of revenues

•EV (enterprise value)/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio

•undervalued assets

•earnings growth potential

•industry growth characteristics

•industry leadership

•franchise value

•potential for favorable developments

•EBIT (earnings before interest and taxes)/interest expense ratio

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Fund Summary Value Fund

The Fund categorizes its equity investments in the following three categories:

Basic Value: Companies generally operating in mature industries and which generally exhibit more economic sensitivity and/or higher volatility in earnings and cash flow.

Consistent Earner: Companies which generally exhibit predictable growth, profitability, cash flow and/or dividends.

Emerging Franchise: Companies with the potential to grow at an above average rate because of a product or service that is establishing a new market and/or taking share from existing participants.

Inclusion of any investment in any of the three described categories represents the opinion of the advisor concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that the advisor had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

The Fund selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars (which could include developing countries).

Debt obligations may be considered for investment if Thornburg believes them to be more attractive than equity alternatives, or to manage risk. The Fund may purchase debt obligations of any maturity and of any credit quality, including “high yield” or “junk” bonds. There is no minimum credit quality or rating of debt obligation the Fund may purchase.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Fund Summary Value Fund

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears beginning on page 61.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Value Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the S&P 500 Total Return Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2019. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class R3 Shares

	Total Returns	Quarter ended
Highest Quarterly Results	30.07%	6-30-09
Lowest Quarterly Results	(22.51)%	9-30-11

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Fund Summary Value Fund

Average Annual Total Returns

(periods ended 12-31-19)

Class R3 Shares	1 Year	5 Years	10 Years
Return Before Taxes	28.86%	9.63%	9.92%
Return After Taxes on Distributions	28.67%	9.47%	9.80%
Return After Taxes on Distributions and Sale of Fund Shares	17.09%	7.55%	8.13%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%

Class R4 Shares	1 Year	5 Years	10 Years
Return Before Taxes	28.98%	9.74%	10.03%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%

Class R5 Shares	1 Year	5 Years	10 Years
Return Before Taxes	29.32%	10.02%	10.31%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

The performance information shown above may include gains attributable to the Fund’s investments in shares of companies through initial public offerings (“IPOs”). There can be no assurance that the Fund will have continued access to profitable IPOs and, as the Fund’s assets grow, the impact of the Fund’s investment in IPOs on the performance of the Fund may decline.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Manager:

Robert MacDonald, cfa, a managing director of Thornburg, has been a portfolio manager of the Fund since 2015.

Purchase and Sale of Fund Shares

Employer-sponsored retirement plans wishing to make shares of the Fund available to plan participants should contact a financial intermediary authorized to sell shares of the Funds. As a participant in an employer-sponsored retirement plan that makes Fund shares available, you may add shares to your account by contacting your plan administrator. Although the Funds do not currently impose any investment minimums on the purchase of shares through an employer-sponsored retirement plan, the plan itself may establish such minimums. Contact your plan administrator for more information.

Please contact your retirement plan administrator if you wish to sell your shares. Your plan administrator will conduct the transaction for you, or provide you with the means to conduct the transaction yourself.

Tax Information

Fund distributions to qualified retirement plan accounts, and transactions in Fund shares by those accounts, are not generally subject to current federal income tax under existing federal law. Please see “Taxes” on page 82 of this Prospectus for additional information. Purchasers are cautioned to seek the advice of their own advisors about the tax consequences of contributions to plan accounts and distributions from plan accounts.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Fund Summary Value Fund

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Fund Summary

International Value Fund

Investment Goal

International Value Fund seeks long-term capital appreciation by investing in equity and debt securities of all types. The secondary, non-fundamental goal of the Fund is to seek some current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class R3	Class R4	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R4	Class R5	Class R6
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.50%	0.25%	none	none
Other Expenses	0.40%	0.44%	0.37%	0.13%
Total Annual Fund Operating Expenses	1.65%	1.44%	1.12%	0.88%
Fee Waiver/Expense Reimbursement(1)	(0.20)%	(0.19)%	(0.13)%	–
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.45%	1.25%	0.99%	0.88%

(1)Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4, and Class R5 expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 1.45%, 1.25%, and 0.99%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2021, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Fund Summary International Value Fund

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$148	$501	$878	$1,938
Class R4 Shares	$127	$437	$769	$1,708
Class R5 Shares	$101	$343	$604	$1,352
Class R6 Shares	$90	$281	$488	$1,084

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71.09% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in foreign equity securities or depository receipts of foreign equity securities. The Fund may invest in developing countries, but under normal conditions those investments are expected to comprise a significantly smaller proportion of the Fund than investments in developed countries.

The Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), intends to invest on an opportunistic basis where the Fund’s portfolio managers believe intrinsic value is not recognized by the marketplace. The Fund seeks to identify value in a broad or different context by investing in a diversified portfolio of stocks the Fund categorizes as basic values, consistent earners, and emerging franchises, when the portfolio managers believe these issues are value priced. The relative proportions of securities invested in each of those categories will vary over time. The Fund seeks to invest in promising companies, and may invest in stocks that reflect unfavorable market perceptions of the company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle capitalization range of publicly traded companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Value, for purposes of the Fund’s selection criteria, may consider both current and projected measures. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

•profitability

•price/earnings ratio

•price/book value ratio

•price/cash flow ratio

•debt/capital ratio

•dividend characteristics

•security and consistency of revenues

•EV (enterprise value)/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio

•undervalued assets

•earnings growth potential

•industry growth characteristics

•industry leadership

•franchise value

•potential for favorable developments

•EBIT (earnings before interest and taxes)/interest expense ratio

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Fund Summary International Value Fund

The Fund categorizes its equity investments in the following three categories:

Basic Value: Companies generally operating in mature industries and which generally exhibit more economic sensitivity and/or higher volatility in earnings and cash flow.

Consistent Earner: Companies which generally exhibit predictable growth, profitability, cash flow and/or dividends.

Emerging Franchise: Companies with the potential to grow at an above average rate because of a product or service that is establishing a new market and/or taking share from existing participants.

Inclusion of any investment in any of the three described categories represents the opinion of the advisor concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that the advisor had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

Debt obligations may be considered for investment if Thornburg believes them to be more attractive than equity alternatives, or to manage risk. The Fund may purchase debt obligations of any maturity and of any credit quality, including “high yield” or “junk” bonds. There is no minimum credit quality or rating of debt obligation the Fund may purchase.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” above) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Risks Affecting Specific Countries or Regions – If a significant portion of the Fund’s assets is invested in issuers that are economically exposed to one country or region, the Fund’s share value may be more susceptible to the conditions and developments in that country or region, and potentially more volatile than the share value of a more geographically diversified fund. The nature and degree of the risks affecting a given country or region, and the extent of the Fund’s exposure to any such country or region, is expected to vary over time.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Fund Summary International Value Fund

Risks Affecting Investments in China – In recent years, a significant portion of the Fund’s assets has been invested in companies exposed to China. Risks affecting investments in China include a potential downturn in the Chinese economy, reduced liquidity or increased price volatility in the Chinese securities markets as a result of trading suspensions affecting Chinese issuers or other factors, the potential that the Chinese government may expand restrictions on foreign investments or the repatriation of capital, and the implementation of new tariffs or other trade barriers by China or its trading partners.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears beginning on page 61 of the Prospectus.

Past Performance of the Fund

The following information provides some indication of the risks of investing in International Value Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4, Class R5 and Class R6 share performance to the MSCI EAFE Net Total Return USD Index and the MSCI ACWI ex USA Net Total Return USD Index, each of which is a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2019. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class R3 Shares

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Fund Summary International Value Fund

	Total Returns	Quarter ended
Highest Quarterly Results	22.73%	6-30-09
Lowest Quarterly Results	(20.95)%	9-30-11

Average Annual Total Returns

(periods ended 12-31-19)

Class R3 Shares	1 Year	5 Years	10 Years
Return Before Taxes	28.39%	5.65%	4.89%
Return After Taxes on Distributions	26.19%	3.37%	3.39%
Return After Taxes on Distributions and Sale of Fund Shares	17.90%	3.96%	3.55%
MSCI EAFE Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	22.01%	5.67%	5.50%
MSCI ACWI ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	21.51%	5.51%	4.97%

Class R4 Shares	1 Year	5 Years	10 Years
Return Before Taxes	28.67%	5.87%	5.10%
MSCI EAFE Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	22.01%	5.67%	5.50%
MSCI ACWI ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	21.51%	5.51%	4.97%

Class R5 Shares	1 Year	5 Years	10 Years
Return Before Taxes	29.01%	6.16%	5.38%
MSCI EAFE Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	22.01%	5.67%	5.50%
MSCI ACWI ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	21.51%	5.51%	4.97%

Class R6 Shares	1 Year	5 years	Since Inception (5-1-12)
Return Before Taxes	29.29%	6.38%	6.00%
MSCI EAFE Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	22.01%	5.67%	6.87%
MSCI ACWI ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	21.51%	5.51%	5.86%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Fund Summary International Value Fund

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Lei Wang, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2006.

Di Zhou, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2015.

Purchase and Sale of Fund Shares

Employer-sponsored retirement plans wishing to make shares of the Fund available to plan participants should contact a financial intermediary authorized to sell shares of the Funds. As a participant in an employer-sponsored retirement plan that makes Fund shares available, you may add shares to your account by contacting your plan administrator. Although the Funds do not currently impose any investment minimums on the purchase of shares through an employer-sponsored retirement plan, the plan itself may establish such minimums. Contact your plan administrator for more information.

Please contact your retirement plan administrator if you wish to sell your shares. Your plan administrator will conduct the transaction for you, or provide you with the means to conduct the transaction yourself.

Tax Information

Fund distributions to qualified retirement plan accounts, and transactions in Fund shares by those accounts, are not generally subject to current federal income tax under existing federal law. Please see “Taxes” on page 82 of this Prospectus for additional information. Purchasers are cautioned to seek the advice of their own advisors about the tax consequences of contributions to plan accounts and distributions from plan accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Fund Summary

Growth Fund

Investment Goal

The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class R3	Class R4	Class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R4	Class R5
Management Fees	0.86%	0.86%	0.86%
Distribution and Service (12b-1) Fees	0.50%	0.25%	none
Other Expenses	0.44%	0.80%	0.53%
Total Annual Fund Operating Expenses	1.80%	1.91%	1.39%
Fee Waiver/Expense Reimbursement(1)	(0.30)%	(0.51)%	(0.40)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.50%	1.40%	0.99%

(1)Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 1.50%, 1.40%, and 0.99%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2021, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Fund Summary Growth Fund

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$153	$537	$947	$2,091
Class R4 Shares	$143	$551	$984	$2,191
Class R5 Shares	$101	$401	$722	$1,634

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.69% of the average value of its portfolio.

Principal Investment Strategies

The Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected for their growth potential. However, the Fund may own a variety of securities, including foreign equity securities. The Fund may invest in developing countries.

The Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”) intends to invest in companies that it believes will have growing revenues and earnings. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

•earnings growth potential

•business model

•industry growth potential

•industry leadership

•asset appreciation potential

•potential size of business

•price/earnings ratio

•price/revenue ratio

•PE/growth rate ratio

•price/cash flow ratio

•enterprise value/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio

•management strength

•debt/capital ratio

The Fund typically makes equity investments in the following three types of companies:

Growth Industry Leaders: Companies in this category often have leadership positions in growing markets. In some cases these companies may have dominant market share. These companies tend to be larger and more established.

Consistent Growers: Companies in this category generally exhibit steady earnings or revenue growth, or both. These companies may have subscription or other recurring revenue profiles. Given their business models, these companies may outperform in weak markets.

Emerging Growth Companies: Companies often addressing a new market or carving out a niche in an existing market. Companies in this category may experience rapid growth, and tend to be smaller, earlier stage companies. These companies may exhibit high volatility.

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Fund Summary Growth Fund

Inclusion of any investment in any of the three described categories represents the opinion of the advisor concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that the advisor had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

In conjunction with individual issuer analysis, Thornburg may identify and invest at times with a greater emphasis in industries or economic sectors it expects to experience growth. This approach may at times produce a greater emphasis on investment in certain industries or economic sectors, such as technology, financial services, healthcare or biotechnology. The Fund does not have a strategy to invest in particular industry or economic sectors, and its exposures to particular industries or economic sectors are expected to vary over time. Investment decisions are also based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for debt and equity securities.

Debt obligations, usually with associated equity features, occasionally will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt obligations of any maturity and of any credit quality, including “high yield” or “junk” bonds. There is no minimum credit quality or rating of debt obligation the Fund may purchase.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies, including smaller, earlier stage companies, may involve additional risks. These risks may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Fund Summary Growth Fund

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears beginning on page 61.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Growth Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the Russell 3000 Total Return Growth Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2019. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class R3 Shares

	Total Returns	Quarter ended
Highest Quarterly Results	24.09%	6-30-09
Lowest Quarterly Results	(18.72)%	9-30-11

Average Annual Total Returns

(periods ended 12-31-19)

Class R3 Shares	1 Year	5 Years	10 Years
Return Before Taxes	28.72%	9.19%	11.55%
Return After Taxes on Distributions	25.95%	8.72%	11.31%
Return After Taxes on Distributions and Sale of Fund Shares	18.79%	7.24%	9.63%
Russell 3000 Total Return Growth Index (reflects no deduction for fees, expenses, or taxes)	35.85%	14.23%	15.05%

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Fund Summary Growth Fund

Class R4 Shares	1 Year	5 Years	10 Years
Return Before Taxes	28.84%	9.30%	11.66%
Russell 3000 Total Return Growth Index (reflects no deduction for fees, expenses, or taxes)	35.85%	14.23%	15.05%

Class R5 Shares	1 Year	5 Years	10 Years
Return Before Taxes	29.37%	9.75%	12.12%
Russell 3000 Total Return Growth Index (reflects no deduction for fees, expenses, or taxes)	35.85%	14.23%	15.05%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Manager:

Ted Chang, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2019.

Greg Dunn, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2012.

Purchase and Sale of Fund Shares

Employer-sponsored retirement plans wishing to make shares of the Fund available to plan participants should contact a financial intermediary authorized to sell shares of the Funds. As a participant in an employer-sponsored retirement plan that makes Fund shares available, you may add shares to your account by contacting your plan administrator. Although the Funds do not currently impose any investment minimums on the purchase of shares through an employer-sponsored retirement plan, the plan itself may establish such minimums. Contact your plan administrator for more information.

Please contact your retirement plan administrator if you wish to sell your shares. Your plan administrator will conduct the transaction for you, or provide you with the means to conduct the transaction yourself.

Tax Information

Fund distributions to qualified retirement plan accounts, and transactions in Fund shares by those accounts, are not generally subject to current federal income tax under existing federal law. Please see “Taxes” on page 82 of this Prospectus for additional information. Purchasers are cautioned to seek the advice of their own advisors about the tax consequences of contributions to plan accounts and distributions from plan accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Fund Summary

International Growth Fund

Investment Goal

The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class R3	Class R4	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R4	Class R5	Class R6
Management Fees	0.82%	0.82%	0.82%	0.82%
Distribution and Service (12b-1) Fees	0.50%	0.25%	none	none
Other Expenses	0.70%	0.84%	0.47%	0.17%
Total Annual Fund Operating Expenses	2.02%	1.91%	1.29%	0.99%
Fee Waiver/Expense Reimbursement(1)	(0.52)%	(0.51)%	(0.30)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.50%	1.40%	0.99%	0.89%

(1)Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4, Class R5 and Class R6 expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 1.50%, 1.40%, 0.99%, and 0.89%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2021, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Fund Summary International Growth Fund

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$153	$583	$1,040	$2,306
Class R4 Shares	$143	$551	$984	$2,191
Class R5 Shares	$101	$379	$679	$1,530
Class R6 Shares	$91	$305	$537	$1,204

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.83% of the average value of its portfolio.

Principal Investment Strategies

The Fund expects to invest primarily in equity securities from issuers around the world (primarily common stocks) selected for their growth potential and, under normal market conditions, invests at least 75% of its assets in foreign securities or depository receipts of foreign securities. However, the Fund may own a variety of securities, including domestic equity securities. The Fund may invest in developing countries.

The Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”) intends to invest in companies that it believes will have growing revenues and earnings. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

•earnings growth potential

•business model

•industry growth potential

•industry leadership

•asset appreciation potential

•potential size of business

•price/earnings ratio

•price/revenue ratio

•PE/growth rate ratio

•price/cash flow ratio

•enterprise value/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio

•management strength

•debt/capital ratio

The Fund typically makes equity investments in the following three types of companies:

Growth Industry Leaders: Companies in this category often have leadership positions in growing markets. In some cases these companies may have dominant market share. These companies tend to be larger and more established.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Fund Summary International Growth Fund

Consistent Growers: Companies in this category generally exhibit steady earnings or revenue growth, or both. These companies may have subscription or other recurring revenue profiles. Given their business models, these companies may outperform in weak markets.

Emerging Growth Companies: Companies often addressing a new market or carving out a niche in an existing market. Companies in this category may experience rapid growth, and tend to be smaller, earlier stage companies. These companies may exhibit high volatility.

Inclusion of any investment in any of the three described categories represents the opinion of the advisor concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that the advisor had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

In conjunction with individual issuer analysis, Thornburg may identify and invest at times with a greater emphasis in industries or economic sectors it expects to experience growth. This approach may at times produce a greater emphasis on investment in certain industries or economic sectors, such as technology, financial services, healthcare or biotechnology. The Fund does not have a strategy to invest in particular industry or economic sectors, and its exposures to particular industries or economic sectors are expected to vary over time. Investment decisions are also based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for debt and equity securities.

Debt obligations, usually with associated equity features, occasionally will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt obligations of any maturity and of any credit quality, including “high yield” or “junk” bonds. There is no minimum credit quality or rating of debt obligation the Fund may purchase.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” above) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Fund Summary International Growth Fund

Risks Affecting Specific Countries or Regions – If a significant portion of the Fund’s assets is invested in issuers that are economically exposed to one country or region, the Fund’s share value may be more susceptible to the conditions and developments in that country or region, and potentially more volatile than the share value of a more geographically diversified fund. The nature and degree of the risks affecting a given country or region, and the extent of the Fund’s exposure to any such country or region, is expected to vary over time.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies, including smaller, earlier stage companies, may involve additional risks. These risks may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears beginning on page 61.

Past Performance of the Fund

The following information provides some indication of the risks of investing in International Growth Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4, Class R5 and Class R6 share performance to the MSCI ACWI ex USA Growth Net Total Return USD Index, a market capitalization weighted index which includes growth companies in developed and emerging markets throughout the world, excluding the United States. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2019. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class R3 Shares

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Fund Summary International Growth Fund

	Total Returns	Quarter ended
Highest Quarterly Results	28.18%	6-30-09
Lowest Quarterly Results	(17.77)%	12-31-18

Average Annual Total Returns

(periods ended 12-31-19)

Class R3 Shares	1 Year	5 Years	10 YEARS
Return Before Taxes	25.66%	7.08%	9.71%
Return After Taxes on Distributions	25.35%	6.65%	9.22%
Return After Taxes on Distributions and Sale of Fund Shares	15.29%	5.50%	7.87%
MSCI ACWI ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	27.34%	7.30%	6.24%

Class R4 Shares	1 Year	5 Years	10 YEARS
Return Before Taxes	25.77%	7.19%	9.83%
MSCI ACWI ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	27.34%	7.30%	6.24%

Class R5 Shares	1 Year	5 Years	10 YEARS
Return Before Taxes	26.24%	7.62%	10.27%
MSCI ACWI ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	27.34%	7.30%	6.24%

Class R6 Shares	1 Year	5 YEARS	Since inception (2-1-13)
Return Before Taxes	26.39%	7.73%	7.63%
MSCI ACWI ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	27.34%	7.30%	6.37%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Fund Summary International Growth Fund

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Greg Dunn, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2012.

Sean Sun, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2017.

Purchase and Sale of Fund Shares

Employer-sponsored retirement plans wishing to make shares of the Fund available to plan participants should contact a financial intermediary authorized to sell shares of the Funds. As a participant in an employer-sponsored retirement plan that makes Fund shares available, you may add shares to your account by contacting your plan administrator. Although the Funds do not currently impose any investment minimums on the purchase of shares through an employer-sponsored retirement plan, the plan itself may establish such minimums. Contact your plan administrator for more information.

Please contact your retirement plan administrator if you wish to sell your shares. Your plan administrator will conduct the transaction for you, or provide you with the means to conduct the transaction yourself.

Tax Information

Fund distributions to qualified retirement plan accounts, and transactions in Fund shares by those accounts, are not generally subject to current federal income tax under existing federal law. Please see “Taxes” on page 82 of this Prospectus for additional information. Purchasers are cautioned to seek the advice of their own advisors about the tax consequences of contributions to plan accounts and distributions from plan accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Fund Summary

Income Builder Fund

Investment Goal

The Fund’s primary investment goal is to provide a level of current income which exceeds the average yield on U.S. stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis. The Fund’s secondary investment goal is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class R3	Class R4	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R4	Class R5	Class R6
Management Fees	0.69%	0.69%	0.69%	0.69%
Distribution and Service (12b-1) Fees	0.50%	0.25%	none	none
Other Expenses	0.39%	0.56%	0.39%	0.13%
Acquired Fund Fees and Expenses	0.14%	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses	1.72%	1.64%	1.22%	0.96%
Fee Waiver/Expense Reimbursement(1)	(0.08)%	(0.10)%	(0.09)%	(0.02)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(2)	1.64%	1.54%	1.13%	0.94%

(1)Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4, Class R5, and Class R6 expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 1.50% 1.40%, 0.99%, and 0.80% respectively, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2021, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

(2)The figures for Total Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table have been recalculated to add amounts for “Acquired Fund Fees and Expenses,” in accordance with regulatory rules. Acquired Fund Fees and Expenses vary with changes in the amount of the Fund’s investments in investment companies and other factors. Please see the disclosure under the caption “Explanation of Acquired Fund Fees and Expenses” for a further explanation.

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Fund Summary Income Builder Fund

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$167	$534	$926	$2,024
Class R4 Shares	$157	$508	$882	$1,935
Class R5 Shares	$115	$378	$662	$1,469
Class R6 Shares	$96	$304	$529	$1,176

Explanation of Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” shown in the Annual Fund Operating Expenses table are expenses incurred indirectly by other investment companies, such as business development companies, in which the Fund may hold shares. These operating expenses are similar to the expenses paid by other businesses owned by the Fund, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s net asset value. These expenses have no impact on the costs associated with Fund operations. Regulatory rules require that the Acquired Fund Fees and Expenses be added to the actual operating expenses of the Fund, and that the total be shown in the bottom line of the Annual Fund Operating Expenses table. Please see the expense figures shown in the Financial Highlights for the Fund, at pages 98–99, for a clearer picture of the Fund’s actual operating costs.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43.69% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment goals by investing in a broad range of income producing securities, primarily including stocks and bonds, as described below. The Fund will under normal conditions invest at least 80% of its assets in income-producing securities, and at least 50% of its assets in common stocks.

The Fund may invest in any stock or other equity security which the investment advisor believes may assist the Fund in pursuing its investment goals (including smaller companies with market capitalization of less than $500 million and companies in developing countries), including preferred stock and publicly traded real estate investment trusts. The Fund expects that equity investments in the Fund’s portfolio normally will be weighted in favor of companies which pay dividends or other current income.

The Fund may invest in debt obligations of any kind, including corporate bonds and other obligations, mortgage- and other asset-backed securities and government obligations. The Fund may purchase debt obligations of any maturity and of any credit quality, including “high yield” or “junk” bonds. There is no minimum credit quality or rating of debt obligation the Fund may purchase. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics, such as convertible bonds.

The Fund may invest a significant portion of its assets in securities of issuers domiciled in or economically tied to countries outside the United States, including developing countries.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short-term trading on market fluctuations. However, the Fund

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Fund Summary Income Builder Fund

may dispose of any such security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or otherwise to respond to market conditions.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated obligation, lower-rated and unrated obligations are generally more vulnerable than higher-rated obligations to default, to ratings downgrades, and to liquidity risk.

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Prepayment and Extension Risk – When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Fund’s investments in mortgage-backed and asset-backed securities.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. In addition, some foreign government debt obligations may be subject to default, delays in payment, adverse legislation or government action, or could be downgraded by ratings agencies.

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Fund Summary Income Builder Fund

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” above) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Risks Affecting Specific Countries or Regions – If a significant portion of the Fund’s assets is invested in issuers that are economically exposed to one country or region, the Fund’s share value may be more susceptible to the conditions and developments in that country or region, and potentially more volatile than the share value of a more geographically diversified fund. The nature and degree of the risks affecting a given country or region, and the extent of the Fund’s exposure to any such country or region, is expected to vary over time.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Real Estate Risk – The Fund’s investments in publicly traded real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 61.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Income Builder Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4, Class R5 and Class R6 share performance to a Blended Benchmark, comprised of 25% Bloomberg Barclays US Aggregate Bond Total Return Value USD, which represents a broad measure of bond market performance, and 75% MSCI World Net Total Return USD Index, which represents a broad measure of equity market performance in developed markets. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2019. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class R3 Shares

	Total Returns	Quarter ended
Highest Quarterly Results	23.35%	6-30-09
Lowest Quarterly Results	(10.06)%	9-30-11

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Fund Summary Income Builder Fund

Average Annual Total Returns

(periods ended 12-31-19)

Class R3 Shares	1 Year	5 Years	10 Years
Return Before Taxes	17.28%	5.59%	7.18%
Return After Taxes on Distributions	15.38%	3.89%	5.26%
Return After Taxes on Distributions and Sale of Fund Shares	10.18%	3.50%	4.77%
Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	22.87%	7.45%	8.20%

Class R4 Shares	1 Year	5 Years	10 Years
Return Before Taxes	17.35%	5.68%	7.29%
Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	22.87%	7.45%	8.20%

Class R5 Shares	1 Year	5 Years	10 years
Return Before Taxes	17.85%	6.12%	7.72%
Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	22.87%	7.45%	8.20%

Class R6 Shares	1 Year	Since Inception (4-10-17)
Return Before Taxes	18.08%	8.79%
Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	22.87%	9.75%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Jason Brady, cfa, the president of the Trust and the chief executive officer, president, and a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2007.

Matt Burdett, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2019.

Ben Kirby, cfa, a managing director and head of investments of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2013.

Brian J. McMahon, the vice chairman of the Trust and a managing director and chief investment strategist of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since its inception.

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Fund Summary Income Builder Fund

Purchase and Sale of Fund Shares

Employer-sponsored retirement plans wishing to make shares of the Fund available to plan participants should contact a financial intermediary authorized to sell shares of the Funds. As a participant in an employer-sponsored retirement plan that makes Fund shares available, you may add shares to your account by contacting your plan administrator. Although the Funds do not currently impose any investment minimums on the purchase of shares through an employer-sponsored retirement plan, the plan itself may establish such minimums. Contact your plan administrator for more information.

Please contact your retirement plan administrator if you wish to sell your shares. Your plan administrator will conduct the transaction for you, or provide you with the means to conduct the transaction yourself.

Tax Information

Fund distributions to qualified retirement plan accounts, and transactions in Fund shares by those accounts, are not generally subject to current federal income tax under existing federal law. Please see “Taxes” on page 82 of this Prospectus for additional information. Purchasers are cautioned to seek the advice of their own advisors about the tax consequences of contributions to plan accounts and distributions from plan accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Fund Summary

Global Opportunities Fund

Investment Goal

The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types from issuers around the world.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class R3	Class R4	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R4	Class R5	Class R6
Management Fees	0.82%	0.82%	0.82%	0.82%
Distribution and Service (12b-1) Fees	0.50%	0.25%	none	none
Other Expenses	0.88%	0.79%	0.45%	0.18%
Total Annual Fund Operating Expenses	2.20%	1.86%	1.27%	1.00%
Fee Waiver/Expense Reimbursement(1)	(0.70)%	(0.46)%	(0.28)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.50%	1.40%	0.99%	0.85%

(1)Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4, Class R5, and Class R6 expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 1.50%, 1.40%, 0.99%, and 0.85%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2021, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Fund Summary Global Opportunities Fund

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$153	$621	$1,116	$2,479
Class R4 Shares	$143	$540	$963	$2,142
Class R5 Shares	$101	$375	$670	$1,509
Class R6 Shares	$87	$303	$538	$1,211

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29.12% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment goal by investing primarily in a broad range of equity securities, including common stocks, preferred stocks and publicly traded real estate investment trusts. The Fund may invest in any stock or other equity security which its investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), believes may assist the Fund in pursuing its goal, including smaller companies with market capitalizations of less than $500 million.

The Fund may also invest in debt obligations of any kind, including corporate bonds, government obligations and other obligations. The Fund may purchase debt obligations of any maturity and of any credit quality, including “high yield” or “junk” bonds. There is no minimum credit quality or rating of debt obligation the Fund may purchase. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics, such as convertible bonds.

The Fund portfolio includes investments in both domestic securities and securities of issuers domiciled in or economically tied to countries outside the United States, including developing countries. Relative proportions of each will vary from time to time, depending upon the advisor’s view of specific investment opportunities and macro-economic factors. Under normal market conditions, the Fund invests a significant portion of its assets in issuers domiciled in or economically tied to countries outside the United States.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment, rather than for realization of gains by short-term trading on market fluctuations. However, the Fund may dispose of any such security prior to the scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or otherwise to respond to market conditions.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Fund Summary Global Opportunities Fund

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” above) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Risks Affecting Specific Countries or Regions – If a significant portion of the Fund’s assets is invested in issuers that are economically exposed to one country or region, the Fund’s share value may be more susceptible to the conditions and developments in that country or region, and potentially more volatile than the share value of a more geographically diversified fund. The nature and degree of the risks affecting a given country or region, and the extent of the Fund’s exposure to any such country or region, is expected to vary over time.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Real Estate Risk – The Fund’s investments in publicly traded real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Fund Summary Global Opportunities Fund

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 61.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Global Opportunities Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares of the Fund vary in each full year shown. The average annual total return figures compare Class R3, Class R4, Class R5 and Class R6 share performance to the MSCI ACWI Net Total Return USD Index, which represents a broad measure of both domestic and foreign equity market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2019. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class R3 Shares

	Total Returns	Quarter ended
Highest Quarterly Results	36.02%	6-30-09
Lowest Quarterly Results	(21.59)%	9-30-11

Average Annual Total Returns

(periods ended 12-31-19)

Class R3 Shares	1 Year	5 Years	10 YEARS
Return Before Taxes	28.09%	5.09%	9.65%
Return After Taxes on Distributions	27.47%	4.75%	9.27%
Return After Taxes on Distributions and Sale of Fund Shares	16.82%	3.82%	7.75%
MSCI ACWI Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	26.60%	8.41%	8.79%

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Fund Summary Global Opportunities Fund

Class R4 Shares	1 Year	5 Years	10 YEARS
Return Before Taxes	28.27%	5.19%	9.75%
MSCI ACWI Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	26.60%	8.41%	8.79%

Class R5 Shares	1 Year	5 Years	10 YEARS
Return Before Taxes	28.76%	5.63%	10.20%
MSCI ACWI Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	26.60%	8.41%	8.79%

Class R6 Shares	1 YEAR	Since Inception (4-10-17)
Return Before Taxes	28.96%	5.60%
MSCI ACWI Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	26.60%	11.14%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Brian J. McMahon, the vice chairman of the Trust and a managing director and chief investment strategist of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since its inception.

Miguel Oleaga, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2020.

Purchase and Sale of Fund Shares

Employer-sponsored retirement plans wishing to make shares of the Fund available to plan participants should contact a financial intermediary authorized to sell shares of the Funds. As a participant in an employer-sponsored retirement plan that makes Fund shares available, you may add shares to your account by contacting your plan administrator. Although the Funds do not currently impose any investment minimums on the purchase of shares through an employer-sponsored retirement plan, the plan itself may establish such minimums. Contact your plan administrator for more information.

Sales of the Fund’s Class R3 shares are closed to new investors except for certain accounts referenced under the caption “Purchasing Fund Shares,” beginning on page 77 of this Prospectus.

Please contact your retirement plan administrator if you wish to sell your shares. Your plan administrator will conduct the transaction for you, or provide you with the means to conduct the transaction yourself.

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Fund Summary Global Opportunities Fund

Tax Information

Fund distributions to qualified retirement plan accounts, and transactions in Fund shares by those accounts, are not generally subject to current federal income tax under existing federal law. Please see “Taxes” on page 82 of this Prospectus for additional information. Purchasers are cautioned to seek the advice of their own advisors about the tax consequences of contributions to plan accounts and distributions from plan accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Fund Summary

Developing World Fund

Investment Goal

The Fund’s primary investment goal is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R5	Class R6
Management Fees	0.96%	0.96%
Distribution and Service (12b-1) Fees	none	none
Other Expenses	1.11%	0.18%
Total Annual Fund Operating Expenses	2.07%	1.14%
Fee Waiver/Expense Reimbursement(1)	(0.98)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.09%	0.99%

(1)Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R5 and Class R6 expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 1.09% and 0.99%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2021, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Fund Summary Developing World Fund

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5 Shares	$111	$554	$1,023	$2,322
Class R6 Shares	$101	$347	$613	$1,373

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43.52% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions the Fund invests at least 80% of its assets in equity securities of developing country issuers. A developing country issuer is a company or sovereign entity that is domiciled or otherwise tied economically to one or more developing countries. The Fund may invest in issuers of any size of capitalization, including small companies.

Currently, the Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”) considers developing countries to include most Central and South American, African, Asian and Eastern European nations, including, but not limited to, Argentina, Austria, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Israel, South Korea, Malaysia, Mexico, Morocco, Nigeria, Pakistan, Peru, Philippines, Poland, Qatar, Romania, the Russian Federation, Slovenia, South Africa, Taiwan, Thailand, Turkey, Ukraine, the United Arab Emirates and Vietnam. Thornburg identifies what it considers to be developing countries based upon its own analysis of measures of industrialization, economic growth, population growth and other factors, and may also consider classifications by the World Bank, the International Finance Corporation, the United Nations and independent financial services firms that maintain indices of developing countries.

Thornburg considers a variety of factors to determine whether an investment is tied economically to one or more developing countries, including (i) whether or not a significant portion of the issuer’s revenues or assets are derived from or are located in developing countries, (ii) the primary trading market of the issuer’s securities, (iii) the locations of its principal offices or operations, (iv) the source of any governmental guarantees or other supports, (v) identification of the issuer’s securities within an index or other listing indicating its location in a particular developing country or region, and (vi) the extent to which the investment is otherwise exposed to the economic fortunes and risks of developing countries.

The Fund expects that under normal conditions its assets will be invested in issuers domiciled in or tied economically to a variety of different countries.

The Fund’s policy of investing at least 80% of its assets in developing country issuers may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Among the specific factors considered in identifying securities for inclusion in the Fund are domestic and international economic developments, outlooks for securities markets, the supply and demand for equity securities, and analysis of specific issuers. The Fund typically makes its equity investments in the following three types of issuers:

Basic Value: Companies generally operating in mature industries and which generally exhibit more economic sensitivity and/or higher volatility in earnings and cash flow.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Fund Summary Developing World Fund

Consistent Earner: Companies which generally exhibit predictable growth, profitability, cash flow and/or dividends.

Emerging Franchise: Companies with the potential to grow at an above average rate because of a product or service that is establishing a new market and/or taking share from existing participants.

Inclusion of any investment in any of the three described categories represents the opinion of the advisor concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that the advisor had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility. These risks may be more pronounced for the Fund’s investments in developing countries.

Risks Affecting Specific Issuers – The value of an equity security may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protections.

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” above) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Risks Affecting Specific Countries or Regions – If a significant portion of the Fund’s assets is invested in issuers that are economically exposed to one country or region, the Fund’s share value may be more susceptible to the conditions and developments in that country or region, and potentially more volatile than the share value of a more geographically diversified fund. The nature and degree of the risks affecting a given country or region, and the extent of the Fund’s exposure to any such country or region, is expected to vary over time.

Risks Affecting Investments in China – In recent years, a significant portion of the Fund’s assets has been invested in companies exposed to China. Risks affecting investments in China include a potential downturn in the Chinese economy, reduced liquidity or increased price volatility in the Chinese securities markets as a result of trading suspensions affecting Chinese issuers or other factors, the potential that the Chinese government may expand restrictions on foreign investments or the repatriation of capital, and the implementation of new tariffs or other trade barriers by China or its trading partners.

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Fund Summary Developing World Fund

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 61.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Developing World Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R5 shares have been different in each full year shown. The average annual total return figures compare Class R5 and Class R6 share performance to the MSCI Emerging Markets Net Total Return USD Index, which represents a broad measure of equity market performance of emerging markets. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2019. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class R5 Shares

	Total Returns	Quarter ended
Highest Quarterly Results	14.68%	3-31-19
Lowest Quarterly Results	(15.84)%	9-30-15

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Fund Summary Developing World Fund

Average Annual Total Returns

(periods ended 12-31-19)

Class R5 Shares	1 Year	5 YEARS	Since Inception (2-1-13)
Return Before Taxes	29.53%	5.60%	4.90%
Return After Taxes on Distributions	28.90%	5.20%	4.57%
Return After Taxes on Distributions and Sale of Fund Shares	17.48%	4.16%	3.68%
MSCI Emerging Markets Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	18.42%	5.61%	3.04%

Class R6 Shares	1 Year	5 YEARS	Since Inception (2-1-13)
Return Before Taxes	29.66%	5.70%	5.00%
MSCI Emerging Markets Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	18.42%	5.61%	3.04%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R5 shares, and after-tax returns for other share classes will vary.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Ben Kirby, CFA, a managing director and head of investments of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2015.

Charles Wilson, PhD, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2015.

Purchase and Sale of Fund Shares

Employer-sponsored retirement plans wishing to make shares of the Fund available to plan participants should contact a financial intermediary authorized to sell shares of the Funds. As a participant in an employer-sponsored retirement plan that makes Fund shares available, you may add shares to your account by contacting your plan administrator. Although the Funds do not currently impose any investment minimums on the purchase of shares through an employer-sponsored retirement plan, the plan itself may establish such minimums. Contact your plan administrator for more information.

Please contact your retirement plan administrator if you wish to sell your shares. Your plan administrator will conduct the transaction for you, or provide you with the means to conduct the transaction yourself.

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Fund Summary Developing World Fund

Tax Information

Fund distributions to qualified retirement plan accounts, and transactions in Fund shares by those accounts, are not generally subject to current federal income tax under existing federal law. Please see “Taxes” on page 82 of this Prospectus for additional information. Purchasers are cautioned to seek the advice of their own advisors about the tax consequences of contributions to plan accounts and distributions from plan accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information

Fund Investment Goals and Strategies, and Risks of Fund Investment Strategies

Summaries of each Fund’s principal investment strategies and principal investment risks are provided at the beginning of this Prospectus. The information below provides more background about some of the investment strategies that each Fund may pursue, including the principal investment strategies described in the first part of this Prospectus, and the risks associated with those investments. Investment strategies which are described below but are not identified as a principal investment strategy for a Fund at the beginning of the Prospectus are not currently considered to be principal investment strategies of the Fund. Investors should note, however, that a Fund’s investment profile will vary over time. See “Principal Investment Strategies” below for more information. More detailed information about each Fund’s investment strategies and investment risks is available in the Statement of Additional Information. The Statement of Additional Information also contains information about the Funds’ policies and procedures with respect to the disclosure of Fund portfolio investments.

Fund Investment Goals

The investment goals for each Fund are stated above in each Fund Summary. The investment goals stated in each Fund Summary are fundamental policies of the relevant Fund, and may not be changed without the approval of that Fund’s shareholders. Other investment goals of any of the Funds are not fundamental policies, and may be changed without shareholder approval. A Fund may not achieve its investment goals.

Principal Investment Strategies

A “principal investment strategy” of a Fund is a strategy which the Fund’s investment advisor (“Thornburg”) anticipates may be important in pursuing the Fund’s investment objectives, and which Thornburg anticipates may have a significant effect on its performance. Those strategies which are currently considered to be principal investment strategies of each Fund are identified under the caption “Principal Investment Strategies” relating to each Fund in the first part of this Prospectus. It is important to remember, however, that the investment profile of each Fund will vary over time, depending on various factors. Over time, a Fund will invest different proportions of its assets in the investments it is permitted to purchase, and a Fund may not invest at times in each of the investments it is permitted to purchase as a principal strategy.

Under certain circumstances, a Fund is only permitted to invest a certain percentage of its assets in a particular investment strategy. Information about those specific investment limitations is described for each Fund under the caption “Principal Investment Strategies” in the first part of this Prospectus or in the “Investment Limitations” section of the Statement of Additional Information. For purposes of any such limitation, the term “assets” means net assets of the Fund (determined immediately after and as a result of the Fund’s acquisition of a given investment) plus the amount of borrowings for investment purposes.

Investing in Stocks and Other Equity Securities

Equity securities include common stocks, preferred stocks, convertible securities, warrants, sponsored or unsponsored American Depositary Receipts and American Depositary Shares (“ADRs” and “ADSs”), partnership interests (including interests in master limited partnerships, private equity firms, and other public and private issuers organized as partnerships), shares in exchange traded funds (“ETFs”) and other investment companies, and publicly traded real estate investment trusts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Other equity securities similarly represent ownership interests in corporations or other entities. See also “Investing in Other Investment Companies,” below.

•General Risks of Equity Securities – Although equity markets have a history of long-term growth in value, the values of equity securities fluctuate significantly over short and intermediate time periods, and could fluctuate significantly over longer periods, in response to changes in market conditions, political and economic news, changes in company earnings and dividends, changes in the prospects for company businesses, industry and technological developments, changes in interest rates, and developments affecting specific companies. Thornburg may not correctly identify conditions that adversely affect the broader economy, markets or industries, or adverse conditions affecting specific companies in which the Funds may invest. When equity securities held by a Fund decline in value, the value of the Fund’s shares declines. These declines may be significant and there is no assurance that declines in value can be recaptured by future gains

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Additional Information

in value. From time to time, a Fund may seek to invest in a company’s equity securities through an initial public offering (“IPO”). There can be no assurance that a Fund will have continued access to profitable IPOs and, as a Fund’s assets grow, the impact of that Fund’s investments in IPOs on the performance of the Fund may decline.

•Market and Economic Risks Affecting Equity Securities – Some adverse conditions have a broader impact and may affect entire economies, markets or industries. A general decline in economic conditions, in the United States or abroad, or the impacts of government policies or broader financial and market conditions may adversely affect securities valuations of companies in which a Fund has invested, even if the businesses of those companies are not adversely affected. In response to the financial crisis which began in 2008, the U.S. Federal Reserve and certain other central banks implemented a number of monetary policies intended to support financial markets, the effects of which were generally to reduce market interest rates and to raise the prices of a range of financial assets. In recent years, the U.S. Federal Reserve has eliminated or reduced many of those monetary policies, and other central banks could in the future take similar steps. In recent years the U.S. Federal Reserve has also increased its policy rate, the overnight Federal Funds rate, and additional future increases are possible. Although the effect that an increase in the Federal Funds rate or the further elimination or reduction of other monetary policies may have on financial markets is uncertain, those policy changes may lead to higher interest rates, declines in the prices of financial assets, adverse effects on currency exchange rates, changes in inflation rates, increased market volatility, higher levels of redemptions from certain Funds, or other consequences which may negatively affect global financial markets and the value of the Funds’ investments.

•Risks Affecting Specific Companies – Other adverse developments may affect only specific companies, even if the overall economy or industry is unaffected. Adverse developments affecting a specific company may include management changes, hostile takeovers, weather or other catastrophe, competition from other firms or products, obsolescence of the company’s products, labor difficulties, increases in costs or declines in the prices the company obtains for its services or products and other factors. Any one or more of these adverse conditions may result in significant declines in the value of equity securities held by the Funds, and in some instances, a company in which a Fund has invested could become bankrupt, causing a loss of the Fund’s entire investment in the company.

•Risks of Investing in Small and Mid-Cap Companies – Smaller, less seasoned companies are generally subject to greater price fluctuations, limited market liquidity, higher transaction costs and generally higher investment risks. Small-capitalization and mid-capitalization companies may have limited product lines, markets or financial resources, may have more limited management expertise and resources, and have more limited financing and capital. There also may be less available information respecting these companies.

•Risks of Investing in Publicly Traded Real Estate Investment Trusts (“REITs”) – Publicly traded REITs are pooled investment vehicles in which ownership interests are publicly traded, and which invest in real estate or real estate-related companies. Types of publicly traded REITs in which certain Funds may invest include equity REITs, which own real estate directly, mortgage REITs, which make construction, development, or long-term mortgage loans, and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. Investments in REITs are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate). In addition, the value of a Fund’s investments in REITs may be affected by the quality and skill of the REIT’s manager, the internal expenses of the REIT, and, with regard to REITs issued in the United States, the risks that the REIT will fail to qualify for pass-through of income under the Internal Revenue Code of 1986 without payment of federal income tax by the REIT, or maintain its exemption from registration under the Investment Company Act of 1940 (the “1940 Act”).

•Limited Number of Portfolio Holdings – Value Fund, International Value Fund, Core Growth Fund, International Growth Fund, Income Builder Fund, Global Opportunities Fund, and Developing World Fund may invest in the equity securities of fewer issuers than is typical of other equity mutual funds if the investment advisor believes that doing so is more likely to assist the Fund in pursuing its investment goals. To the extent a Fund invests its assets in fewer issuers than other mutual funds, the Fund’s net asset value may increase or decrease more in response to a change in the value of one of the Fund’s portfolio holdings than if the Fund invested in a larger number of issuers.

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Additional Information

Investing in Debt Obligations

Bonds and other debt obligations are used by issuers to borrow money from investors. The issuer pays the investor a rate of interest, and must repay the amount borrowed at maturity. Some debt obligations have interest rates that are fixed over the life of the obligation. Other debt obligations, commonly referred to as “floating rate” obligations, have interest rates that reset periodically prior to maturity based on a specific index or reference rate, such as the London Inter-Bank Offered Rate. The values and yields of debt obligations are dependent upon a variety of factors, including general market interest rates, the size of a particular debt offering, the maturity of the debt obligations, and the creditworthiness and rating of the issuer. Values of debt obligations held by the Funds change daily, depending upon various factors, including interest rates, credit quality and factors affecting specific issuers, and general market and economic conditions. There are a wide variety of debt obligations available for investment. Specific types of debt obligation, and the principal risks associated with investment in those types of obligation, are summarized below under the captions “Investing in Foreign Equity Securities and Debt Obligations,” “Investing in U.S. Government Obligations,” “Investing in Mortgage-Backed Securities, Participation Interests and Other Mortgage-Related Investments,” “Investing in Other Asset-Backed Securities,” “Investing in Structured Finance Arrangements” and “Investing in Municipal Obligations.”

•General Risks of Investing in Debt Obligations – Debt obligations are subject to a range of risks that may adversely affect the value of debt obligations held by the Funds, including credit risk, market risks, interest rate risks and prepayment and extension risks. These risks are summarized below. The Funds’ investment advisor may not correctly identify conditions that adversely affect the broader economy, markets or industries, or adverse conditions affecting specific issuers in whose obligations the Funds may invest. When debt obligations held by a Fund go into default or otherwise decline in value, the value of the Fund’s shares declines. Additional risks that may adversely affect specific types of debt obligations are discussed below under the captions “Investing in Foreign Equity Securities and Debt Obligations,” Investing in U.S. Government Obligations,” “Investing in Mortgage-Backed Securities, Participation Interests and Other Mortgage-Related Investments,” “Investing in Other Asset-Backed Securities,” “Investing in Structured Finance Arrangements” and “Investing in Municipal Obligations.”

•Credit and Specific Issuer Risks – Investments in debt obligations are subject to the risk that the issuer of the obligation will become bankrupt or otherwise unable to pay some or all of the amounts due under its debt obligations, or delay paying principal or interest when due. Debt obligations are typically subject to the provisions of bankruptcy, insolvency and other laws that limit or reduce the rights of persons such as the Funds who own debt obligations, preventing or delaying owners of debt obligations from receiving payment of amounts due under the debt obligations, or reducing the amounts they can collect. The credit risk is generally more pronounced for lower quality debt obligations, and generally less pronounced for investment grade obligations. Debt obligations of smaller corporate or public issuers may be subject to greater credit risk, and obligations of foreign issuers are subject to the additional risks affecting foreign investments, described below under the caption “Investing in Foreign Equity Securities and Debt Obligations.” Debt obligations are often rated as to credit quality by one or more nationally recognized statistical rating organizations (“NRSROs”) NRSROs are ratings agencies that have been registered with the Securities and Exchange Commission and are generally accepted in the financial markets as recognized providers of credible and reliable credit ratings.

As described in the first part of this Prospectus, certain Funds are prohibited from investing in debt obligations that are at or below a specified credit rating, and certain Funds have a policy of investing all or a specified percentage of the Fund’s assets in debt obligations that are at or above a specified credit rating, with the obligation’s credit rating in either case determined by reference to credit ratings issued by an NRSRO or, if no such rating is available, then judged to be of comparable quality by Thornburg. Those limitations are applied at the time that a Fund purchases the debt obligation, and would not prohibit a Fund from continuing to hold a debt obligation whose rating is reduced after the Fund’s purchase, including debt obligations whose ratings are reduced to below investment grade. If a debt obligation’s rating is reduced, the obligation may decline in value.

•Interest Rate Risk Affecting Debt Obligations – The market value of debt obligations varies with changes in prevailing interest rates and changing evaluations of the ability of issuers to meet principal and interest payments. In particular, when interest rates increase, the market value of debt obligations may decrease. Prices of intermediate or longer-term debt obligations are relatively more sensitive to changing interest rates than shorter-term debt obligations, and increases in interest rates generally will have more adverse affect on a Fund’s share value when it holds intermediate or longer maturity obligations. Additionally, investments in floating rate obligations include the risk that the obligation’s interest rate may reset to a lower level of interest during the period of a Fund’s investment.

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Additional Information

•Prepayment and Extension Risk Affecting Certain Debt Obligations – Some debt obligations permit the issuer to pay the debt before final maturity. The rate at which issuers repay those debts before final maturity may be affected by changes in market interest rates. When market interest rates decline, the issuers of certain debt obligations may repay those obligations more quickly than anticipated in order to replace those obligations with obligations that bear the lower prevailing rates. In that event, a Fund may have to reinvest the proceeds of those repayments in obligations which bear the lower prevailing rates, resulting in a lower yield to the Fund. Conversely, when market interest rates increase, the issuers of certain debt obligations may repay those obligations more slowly than anticipated. In that event, Fund assets would remain invested in those obligations, and the Fund may be unable to invest to the same extent in obligations which bear the higher prevailing rates.

•Market, Economic, and Liquidity Risks Affecting Debt Obligations – In addition to other conditions that may adversely affect the value of debt obligations, general economic and market conditions may reduce the value of debt obligations held by the Funds, even if the issuers of those obligations remain financially sound or otherwise able to pay their obligations when due. Similarly, adverse conditions in the markets in which debt obligations are traded may reduce the liquidity of debt obligations held by the Funds, making it difficult to sell those obligations (and therefore reducing the values of those obligations), and reducing the ability of the Funds to obtain reliable prices for debt obligations they hold. In response to the financial crisis which began in 2008, the U.S. Federal Reserve and certain other central banks implemented a number of monetary policies intended to support financial markets, the effects of which were generally to reduce market interest rates and to raise the prices of a range of financial assets. In recent years, the U.S. Federal Reserve has eliminated or reduced many of those monetary policies, and other central banks could in the future take similar steps. In recent years the U.S. Federal Reserve has also increased its policy rate, the overnight Federal Funds rate, and additional future increases are possible. Although the effect that an increase in the Federal Funds rate or the further elimination or reduction of other monetary policies may have on financial markets is uncertain, those policy changes may lead to higher interest rates, declines in the prices of financial assets, adverse effects on currency exchange rates, changes in inflation rates, increased market volatility, higher levels of redemptions from certain Funds, or other consequences which may negatively affect global financial markets and the value of the Funds’ investments.

•Risks Affecting Lower Quality Debt Securities – A debt obligation’s credit rating reflects the expected ability of the obligation’s issuer to make interest and principal payments over time. Credit ratings are determined by rating organizations such as Moody’s Investors Service (“Moody’s”) and S&P Global Ratings (“S&P”). Debt obligations which are rated within the four highest grades (Baa or BBB or better) by Moody’s or S&P are considered “investment grade” obligations. These debt obligations are regarded by rating agencies as having a capacity to pay interest and repay principal that varies from “extremely strong” to “adequate.” The lowest ratings of the investment grade debt obligations may have speculative characteristics, and may be more vulnerable to adverse economic conditions or changing circumstances. Debt obligations that are below investment grade are sometimes referred to as “high-yield” securities or “junk” bonds, and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness, or they may already be in default. The market prices of these high-yield securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty or in response to adverse publicity or changes in investor perceptions. Changes by rating organizations in the rating assigned to a particular debt obligation may affect the value of that obligation, and in particular, a reduction in a debt obligation’s rating may reduce the value of the obligation. Ratings assigned by a rating organization do not reflect absolute standards of credit quality, and an issuer’s current financial condition may be better or worse than a rating indicates.

•Additional Risks Affecting Convertible Debt Obligations – Convertible debt obligations may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. As with non-convertible debt obligations, the market value of a convertible debt obligation may vary with changes in prevailing interest rates and changing evaluations of the ability of the issuer to meet principal and interest payments. The market value of a convertible debt obligation may also vary in accordance with the market value of the underlying stock. As a result, convertible debt obligations held by a Fund will tend to perform more like equity securities when the underlying stock price is high (because it is assumed that the Fund will convert the obligation), and more like non-convertible debt obligations when the underlying stock price is low (because it is assumed that the Fund will not convert the obligation). Because its market value can be influenced by several factors, a convertible debt obligation will not be as sensitive to interest rate changes as a similar non-convertible debt obligation, and generally will have less potential for gain or loss than the underlying stock.

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Additional Information

•Additional Risks Affecting Zero Coupon Bonds and Stripped Securities – Zero coupon bonds are corporate or government-issued debt obligations that do not provide for periodic or “coupon” payments of interest, and that are issued at a substantial discount to their face value. The buyer of a zero coupon bond realizes a stated rate of return determined by the gradual accretion in the value of the security. A “stripped” security is a debt obligation that has been transformed into a zero coupon bond by creating a separate, new security comprised of the separate income component of the debt obligation (commonly referred to as an “income only” or “I/O” security) or the separate principal component of the debt obligation (commonly referred to as a “principal only” or “P/O” security).

Because zero coupon bonds do not provide for periodic payments of interest, their value is generally more volatile than the value of a comparable, interest-paying bond. A Fund may also have to recognize income on the bond and make distributions to shareholders before it has received any cash payments on the bond. To generate the cash necessary to satisfy such distributions, a Fund may have to sell portfolio securities that it otherwise might have continued to hold or use cash flows from other sources, including the proceeds from the sale of Fund shares.

Investing in Foreign Equity Securities and Debt Obligations

Investments in foreign equity securities, debt obligations and other investment instruments are subject to the same risks that affect investments in equity securities and debt obligations in the United States. Additionally, foreign investments are subject to other risks which are summarized below.

•Identifying Foreign Investments – Except as otherwise stated under the caption “Principal Investment Strategies” for any Fund, investments are considered “foreign” or having been made “outside the United States” if at the time the investment is made by a Fund the issuer of the investment is domiciled outside the United States, or the issuer is determined by the Fund’s investment advisor, Thornburg, to be tied economically to a country other than the United States. Thornburg considers a variety of factors to determine whether an investment is tied economically to one or more countries other than the United States, including (i) whether or not a significant portion of the issuer’s revenues or assets are derived from or are located in countries outside the United States, (ii) the primary trading market of the issuer’s securities, (iii) the locations of its offices or other operations, (iv) the source of any governmental guarantees or other supports, (v) identification of the issuer’s securities within an index or other listing indicating its location in a particular country or region outside the United States, and (vi) whether the investment is otherwise exposed to the economic fortunes and risks of countries outside the United States. For this purpose, an issuer of a security may be considered tied economically to a country outside the United States if it also has significant economic exposures to the United States. In addition, the application of these factors is inevitably complex and not precise in certain respects, companies may be economically tied to a number of countries (including the United States), and different persons may evaluate these factors differently and reach different conclusions as to whether or not a given issuer or its securities would be considered foreign or tied economically to countries other than the United States.

•General Risks Affecting Foreign Investments – Foreign investments are subject to greater political risk, including expropriation or nationalization of assets, confiscatory taxation, currency exchange controls, excessive or discriminatory regulations, trade protections, and restrictions on repatriation of assets and earnings to the United States. In some countries, there may be political instability or insufficient governmental supervision of markets, and the legal protections for a Fund’s investments could be subject to unfavorable judicial or administrative decisions or changes. Accounting and investment disclosure standards may be different or less reliable. Markets in some countries may be more volatile, and subject to less stringent investor protection and disclosure requirements and it may be difficult to sell securities in those markets. The economies in many countries may be relatively unstable because of dependence on a few industries or economic sectors. Different equity and debt markets may behave differently from each other, and in particular, foreign markets may move in different directions from each other and United States markets.

•Foreign Currency Risks – Foreign investments, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. Fluctuations in currency valuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls. The investment advisor may seek to hedge foreign currency risks, but its hedging strategies may not be successful, or its judgments not to use hedging strategies may not correctly anticipate actual conditions and result in loss or higher costs to a Fund. Furthermore, any hedging strategy that the advisor pursues, such as the use of currency forward contracts, may involve additional risks. See “Investing with Derivatives,” below.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Additional Information

•Developing Country Risks – Foreign investment risks may be more pronounced in developing countries. The economies of developing countries may be less diversified and dependent on one or a few industries, or may be dependent to a greater degree on exports of commodities or manufactured goods. For example, an economy that is dependent upon exports of commodities such as minerals or agricultural products may present increased risks of nationalization or other government interference, unavailability of capital or other resources, price volatility caused by fluctuating demand and competition from other producers of the commodities or substitute commodities. Developing countries often have less developed government institutions and legal systems, limited transportation and communications infrastructure, limited health and social resources, and are located in regions that are less politically stable and in some locations may be more subject to unusual weather and other natural conditions. Consequently, business operations in those countries may be more vulnerable to corruption and crime, weak or inconsistent regulatory agencies and procedures, transportation and communications delays and disruptions, natural disasters and health and environmental conditions, more limited access to materials and resources and regional political and military events. Investments in developing countries may be particularly vulnerable to fluctuations in market valuations because of the small size of some issuers and the limited size and illiquidity of investments and some markets on which investments are traded, manipulation or speculation in these markets, and inefficiencies in local markets and exchanges. Other risks having pronounced significance to investments in developing countries include local limitations on ownership by foreign persons, less developed legal protections for investors and the custodians and depositories through which a Fund holds investments in foreign countries, unreliable or limited information about issuers or economic conditions, restrictions on foreign ownership or repatriation of earnings, delays in conducting purchases or sales of investments, high inflation rates, changes in exchange rates and controls, higher costs or limitations on converting foreign currencies, higher national debt levels, and abrupt changes in governmental monetary and fiscal policies.

•Risks of Debt Issued by Foreign Governments – Debt obligations may be issued by foreign governments and their agencies and instrumentalities, including the governments of developing countries and “supra-national” entities such as the International Bank for Reconstruction and Development (commonly called the “World Bank”). A Fund’s investments in these foreign debt obligations may be denominated in U.S. dollars or in foreign currencies. These securities, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. The governmental issuers of these debt obligations may be unwilling or unable to repay principal and interest when due, and may require that the terms for payment be renegotiated. In some countries there may be political instability or insufficient government supervision of markets, and the legal protections for the Fund’s investments could be subject to unfavorable judicial or administrative changes. These risks may be more pronounced for a Fund’s investments in debt obligations issued by developing countries.

•Risks Affecting Specific Countries or Regions – From time to time, a significant portion of the assets of International Value Fund, International Growth Fund, Income Builder Fund, Global Opportunities Fund and Developing World Fund may be invested in issuers that are economically exposed to one country or region. In that event, the Fund’s share value may be more susceptible to conditions and developments in that country or region and potentially more volatile than the share value of a more geographically diversified fund. The nature and degree of the risks affecting a given country or region, and the extent of a Fund’s exposure to any such country or region, is expected to vary over time. Fund shareholders can find more information about the countries in which each Fund is invested and the percentage of each Fund’s investment in such countries in the most recent annual and semi-annual reports to shareholders.

•Risks Affecting Investments in China – In recent years, a significant portion of the assets of the International Value Fund and the Developing World Fund have been invested in companies exposed to China. Investments in China involve a number of risks, some of which may be different from, or greater than, risks of investing in other countries or regions. The Chinese economy may be adversely affected if the Chinese government decides not to continue to support economic reform programs or to expand restrictions on foreign investments or the repatriation of capital, if China or its trading partners implement new tariffs or other trade barriers, or in the event of regional conflicts. Chinese issuers have the ability to suspend the trading of their equity securities, which may result in sudden and significant reductions in the liquidity of certain issuers’ shares or increases in the price volatility of those shares or in the broader Chinese securities market. Investments in China may also be subject to the risk of nationalization, expropriation, or confiscation of assets or property by the Chinese government. While these risks are particularly significant for a Fund’s investments in issuers located in the People’s Republic of China, they may also affect a Fund’s investments in issuers located in Hong Kong, Macau, or Taiwan. The nature and degree of the risks affecting China, and a Fund’s exposure to China, is expected to vary over time. Fund shareholders can find more information about their Fund’s investments in China in the most recent annual and semi-annual reports to shareholders.

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Additional Information

•Risks Relating to Brexit – In 2016, the citizens of the United Kingdom voted to leave the European Union (the “EU”). While the United Kingdom’s withdrawal from the EU (commonly referred to as “Brexit”) is expected to take effect in 2020, there remains considerable uncertainty about the precise timeframe for the Brexit transition period and the terms of the United Kingdom’s trade agreements and other relationships with the EU following Brexit. Brexit may have a significant impact on the economies of the United Kingdom and Europe as well as the broader global economy, including declines in the prices of financial assets in any or all of those markets, adverse effects on currency exchange rates, increased market volatility, or other consequences which may negatively affect financial markets and the value of the Funds’ investments.

Investing in Municipal Obligations

Municipal debt obligations, which are often called “municipal obligations,” are debt obligations which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal obligations are typically categorized as “general obligation bonds” or “revenue bonds.” General obligation bonds are backed by the credit of the issuing government entity or agency, while revenue bonds are repaid from the revenues of a specific project such as a stadium, a waste treatment plant, or a hospital. Municipal obligations include notes (including tax exempt commercial paper), bonds, municipal leases and participation interests in these obligations.

•General Risks Affecting Municipal Obligations – Municipal obligations are subject to the same risks affecting other debt obligations which are described above. Municipal obligations are consequently subject to credit risk, including default and the provisions of bankruptcy, insolvency and other laws adversely affecting or reducing the rights of creditors. Municipal obligations are also subject to interest rate risk, prepayment and extension risk, market and economic risks, together with additional risks specific to municipal obligations, which are summarized below.

•Certain Tax Risks – Many municipal obligations pay interest which is exempt from federal income taxes. Interest which is exempt from federal income tax may, however, be subject to the federal alternative minimum tax or state income taxes. Some municipal obligations pay interest which is subject to both federal and state income taxes. Capital gains and gains from market discount may be subject to federal and state income tax, and may increase the price volatility of municipal obligations when interest rates risk.

•Risks of Changes in the Law – Municipal obligations may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. Consequently, there is the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be adversely affected.

•Loss of Insurance or Downgrade of Insurer’s Credit Rating – Certain municipal obligations in which Funds may invest are covered by insurance for the timely payment of principal and interest. Rating organizations separately rate the claims-paying ability of the third party insurers that provide such insurance. To the extent that obligations held by a Fund are insured by an insurer whose claims-paying ability is downgraded by Moody’s or S&P, the value and credit rating of those debt obligations may be adversely affected, and failure of an insurer coupled with a default on an insured debt obligation held by a Fund would result in a loss of some or all of the Fund’s investment in the debt obligation.

•Risks of Investment in Municipal Leases – Municipal leases are used by state and local governments to acquire a wide variety of equipment and facilities. Municipal obligations, including lease revenue bonds and certificates of participation, may provide the investor with a proportionate interest in payments made by the governmental issuer on the underlying lease. These municipal lease obligations are typically backed by the government’s covenant to budget for, appropriate and make the payments due on the underlying lease. However, certain municipal lease obligations may include non-appropriation clauses, which provide that the governmental issuer has no obligation to make lease payments unless money is appropriated each year for that purpose. If an issuer stopped making payment on the municipal lease, the obligation held by a Fund would likely lose some or all of its value. In addition, some municipal lease obligations may be less liquid than other debt obligations, making it difficult for a Fund to sell the obligation at an acceptable price.

Investing in U.S. Government Obligations

United States Government obligations include U.S. Treasury securities such as U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds, with various interest rates, maturities and dates of issuance. These U.S. Treasury securities are direct obligations of the U.S. Treasury, backed by the full faith and credit of the U.S. government. U.S. government obligations also may include the obligations of agencies or instrumentalities which are often referred to as “agency obligations.”

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Additional Information

•General Risks of Investing in U.S. Government Obligations – U.S. government obligations are subject to the same risks affecting other debt obligations. Although securities backed by the full faith credit of the U.S. government are commonly regarded as having a small risk of default, it is possible that the U.S. government may be unwilling or unable to repay principal and interest when due, and may require that the terms for payment be renegotiated. Further, obligations that are backed by the full faith and credit of the U.S. government remain subject to the other general risks applicable to debt obligations, such as market risks, liquidity risks, and interest rate risks, and may be subject to ratings downgrades. Additional information about risks of U.S. government obligations that are not full faith and credit obligations is summarized below.

•Risks of Investing in Agency Obligations – U.S. government obligations also include obligations of U.S. government agencies, instrumentalities and government-sponsored enterprises, commonly referred to as “agency obligations.” Some agency obligations are backed by the full faith and credit of the U.S. government, but other agency obligations have no specific backing or only limited support from the agency’s authority to borrow from the U.S. government or the discretionary authority of the Treasury to purchase obligations of the issuing agency. Agencies – particularly those with limited credit support or no legally required support from the U.S. government – could default on their obligations or suffer reductions in their credit ratings. In September 2008, the U.S. government placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) into conservatorship overseen by the Federal Housing Finance Agency. Since 2009, Fannie Mae and Freddie Mac have also each received significant capital support through the United States Treasury’s purchase of their stock and Federal Reserve loans, and the United States Treasury has announced its expectation that it would continue providing such support in order to prevent either Fannie Mae or Freddie Mac from having negative net worth. Despite these measures, there can be no assurance that Fannie Mae and Freddie Mac will remain successful in meeting their financial commitments under the debt obligations that they issue or guarantee.

Investing in Mortgage-Backed Securities, Participation Interests and Other Mortgage-Related Investments

Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, pools of mortgage loans on real property. Mortgage-backed securities provide shareholders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. Mortgage-backed securities can be backed by either fixed rate or adjustable rate mortgage loans, and some of these securities may be backed by so-called “subprime” mortgages, which are granted to borrowers who, due to their credit history, do not qualify for traditional, prime loans. These securities may be issued by the U.S. government or its agencies and instrumentalities (including, but not limited to, mortgage-backed certificates issued by the Governmental National Mortgage Association (“Ginnie Mae”), Fannie Mae or Freddie Mac) or by private issuers. Mortgage-backed securities issued by agencies of the U.S. government may or may not be backed by the full faith and credit of the U.S. government. See “Risks of Investing in Agency Obligations,” above.

•Risks Affecting Mortgage-Backed Securities – Mortgage-backed securities are debt obligations, and are subject to the risks that affect debt obligations generally and which may adversely affect the value of mortgage-backed securities held by the Funds, including credit risk, interest rate risk, market and liquidity risks, prepayment and extension risk and management risk. Because mortgage-backed securities represent interests in underlying mortgages, mortgage-backed securities are subject to the risks associated with those underlying mortgages, including delays or defaults in payments on those mortgages. Those securities with limited credit support or no legally required support from the U.S. government could default on their obligations or suffer reductions in their credit ratings. In this regard, see the discussion above respecting “Investing in U.S. Government Obligations.” Mortgage-backed securities issued by private issuers are often supported by some type of insurance or guarantee to enhance the credit of the issuing party. Nonetheless, there is no assurance that the private insurer or guarantor will meet its obligations. Additionally, the trust or other entity that has been organized to administer the pool of mortgages may fail to make distribution payments to investors or otherwise perform poorly.

As with other debt obligations, the market value of mortgage-backed securities varies with changes in prevailing interest rates and changing evaluations of the ability of issuers to meet principal and interest payments. The market value and expected yield of mortgage-backed securities also varies depending on the rate of prepayments on the underlying mortgages. During periods of declining interest rates, more mortgagors can be expected to prepay the remaining principal on their mortgages before the mortgages’ scheduled maturity dates, reducing the value of mortgage-backed securities held by the Fund, and lowering the Fund’s yield as it reinvests the prepayment proceeds at the lower prevailing interest rates. Conversely, during periods of rising interest rates, the rate of prepayment on the underlying mortgages can

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Additional Information

be expected to slow, and a Fund will not have those additional prepayment proceeds to invest in other securities at the higher prevailing interest rates. Moreover, by increasing the mortgage-backed security’s effective maturity or duration, a slower prepayment rate on the underlying mortgages may increase the volatility of the security’s price in response to further interest rate changes.

Mortgage-backed securities may also include multiple class securities such as collateralized mortgage obligations and real estate mortgage investment conduits. See “Investing in Structured Finance Arrangements,” below, for further discussion of these instruments.

Investing in Other Asset-Backed Securities

Asset-backed securities also may represent interests in pools of assets other than real estate mortgages, such as automobile loans or credit card receivables. Interest and principal payments on the underlying loans are passed through to the holders of the asset-backed securities.

•Risks of Other Asset-Backed Securities – As with mortgage-backed securities, asset-backed securities are subject to the risks affecting debt obligations generally and which may adversely affect the value of asset-backed securities held by the Funds, including credit risk, interest rate risk, market and liquidity risks, prepayment and extension risk and management risk. These securities are subject to the risk of default by the issuer of the security and by the borrowers of the underlying loans in the pool. Because the issuers of asset-backed securities may have a limited practical ability to enforce any lien or security interest on collateral in the case of defaults by borrowers, asset-backed securities may present greater credit risks than mortgage-backed securities. As with mortgage-backed securities, the market value and expected yield of asset-backed securities will vary in response to changes in prevailing interest rates and the rate of prepayment on the underlying loans.

Investing in Structured Finance Arrangements

Structured finance arrangements include investments such as asset-backed securities, collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and collateralized debt obligations (“CDOs”). Interests in structured finance arrangements are issued to investors by a trust or other special purpose entity that has been organized to hold an underlying pool of debt obligations. For example, CMOs and REMICs are backed by a pool of U.S. government insured mortgage-backed securities (such as Ginnie Mae certificates) or other mortgage loans that are not backed by the U.S. government, CBOs are backed by a pool of fixed income obligations (which may include debt obligations that are rated below investment grade), and CLOs are backed by a pool of loans that may include, among others, domestic and non-subordinate corporate loans, including loans rated below investment grade or equivalent unrated loans. Some structured finance arrangements may be backed by so-called “subprime” mortgages.

Structured finance arrangements are typically issued in multiple “tranches,” each of which represents a portion or “slice” of the full economic interest in the underlying assets. Each tranche is issued at a specific fixed or floating interest rate and has a final scheduled distribution rate. Principal payments received on the underlying pool of assets are often applied to each tranche in the order of its stated maturity, so that none of the principal payments received in a given period will be distributed to a “junior” tranche until all other, more “senior” tranches are paid in full for that period. The most junior tranche is commonly referred to as the “residual” or “equity” interest.

•Risks of Structured Finance Arrangements – An investment in a structured finance arrangement entails the same risks associated with an investment in the underlying debt obligations, including credit risk, interest rate risk, market and liquidity risks, prepayment and extension risk, and management risk. Additionally, an investment in this type of arrangement entails the risks that the distributions from the underlying pool of assets may be inadequate to make interest or other payments to an investor, or that the entity which issues the securities and administers the underlying investment pool will fail to make distribution payments, default or otherwise perform poorly. An investment in a junior tranche is subject to a greater risk of depreciation or loss than an investment in a more senior tranche. The market for structured finance arrangements may also be less liquid than for other debt obligations, including other types of asset-backed securities, making it difficult for a Fund to value its investment or sell the investment in a timely manner or at an acceptable price. Finally, certain structured finance arrangements may use derivative contracts, such as credit default swaps, to create “synthetic” exposure to assets rather than holding the assets directly, which may entail additional risks (see “Investing with Derivatives,” below).

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Additional Information

Investing with Derivatives

Derivative instruments are financial contracts whose value depends on, or is derived from, the value of some other underlying asset, reference rate, or index, such as equity securities, bonds, commodities, currencies, or interest rates. Some examples of current forms of derivative instruments include futures, options, forward contracts (including currency forward contracts), swaps, structured notes and credit derivatives (including credit default swaps and certain structured finance arrangements, which are described above in more detail). Strategic Income Fund may invest in derivative instruments as a principal investment strategy. Other Funds may invest in the types of derivative instruments identified above if such investments are consistent with the Fund’s investment limitations, and if Thornburg believes that such investments may assist the Fund in pursuing its investment goals. See the Statement of Additional Information for additional detail respecting the various derivative instruments that each Fund may utilize.

•Risks of Investing with Derivatives – The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in the underlying reference asset. In particular, the use by a Fund of privately negotiated, over-the-counter (“OTC”) derivatives contracts exposes the Fund to the risk that the counterparty to the OTC derivatives contract will be unable or unwilling to make timely payments under the contract or otherwise honor its obligations. Although Thornburg intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during periods of adverse market conditions. The market for certain types of derivative instruments may also be less liquid than the market for the underlying reference asset, making it difficult for a Fund to value its derivative investments or sell those investments at an acceptable price. Derivative instruments may also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to track.

Investing in Other Investment Companies

Subject to percentage limitations imposed by the 1940 Act, and provided such investments are otherwise consistent with the Fund’s investment strategies and limitations, a Fund may invest from time to time in shares of other investment companies, including other open-end mutual funds, closed-end mutual funds, business development companies, and exchange traded funds. Shares in another investment company which are held by a Fund would be subject to the same risks that affect the underlying investments of that other investment company. In addition, because each investment company incurs its own operating expenses, a Fund which invests in another investment company indirectly bears the expenses of that investment company. Those underlying expenses are similar to the expenses paid by other businesses owned by the Funds, are not direct costs paid by Fund shareholders, are not used to calculate a Fund’s net asset value, and have no impact on the costs associated with Fund operations.

Each Fund except Limited Term U.S. Government Fund may also invest a portion or all of the Fund’s daily cash balance in Thornburg Capital Management Fund, a separate series of the Trust (the “Capital Management Fund”). The Capital Management Fund’s shares are not publicly available. The Capital Management Fund is not a money market fund, but generally invests in short-term obligations which are determined by Thornburg to be of high quality, with the objective of seeking current income consistent with liquidity management and safety of capital. The Capital Management Fund does not currently pay a separate investment advisory fee or administrative services fee to Thornburg, but Funds which invest in the Capital Management Fund would indirectly bear the other operating expenses of the Capital Management Fund, as described in the preceding paragraph.

Temporary Investments

Each of the Funds may purchase short-term, highly liquid securities including, but not limited to, time certificates of deposit, short-term U.S. government securities, commercial paper, and repurchase agreements. Funds typically hold these securities under normal conditions pending investment of idle funds or to provide liquidity. Funds also may hold assets in these securities for temporary defensive purposes in attempting to respond to adverse market, economic, political or other conditions. Investment in these securities for temporary periods could reduce a Fund’s ability to attain its investment goals.

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Additional Information

Organization and Management of the Funds

Organization of the Funds

Each Fund is a diversified series of Thornburg Investment Trust, a Massachusetts business trust (the “Trust”) organized as a diversified, open-end management investment company under a Declaration of Trust. The Trustees are authorized to divide the Trust’s shares into additional series and classes.

Investment Advisor

The Funds are managed by Thornburg Investment Management, Inc. (“Thornburg”), a registered investment advisor since 1982. Thornburg performs investment management services for each Fund under the terms of an Investment Advisory Agreement, which specifies that Thornburg will select investments for the Fund, monitor those investments and the markets generally, and perform related services. Thornburg also performs administrative services for each Fund under the terms of an Administrative Services Agreement, which specifies that Thornburg will administer, supervise, perform, or direct certain administrative functions necessary or desirable for the operation of the Funds. The fees that Thornburg is entitled to receive under the Investment Advisory Agreement and Administrative Services Agreement are described below under the heading “Investment Advisory and Administrative Services Fees.” Thornburg’s services to the Funds are supervised by the Trustees of Thornburg Investment Trust.

Fund Portfolio Managers

Portfolio management at Thornburg is a collaborative process that encourages contributions from across Thornburg’s investment team. Some Funds have a single portfolio manager, and other Funds have portfolio managers who work together. For Funds with more than one portfolio manager, the portfolio managers typically act in concert in making investment decisions for the Fund, but any portfolio manager may act alone in making an investment decision. Although each Fund’s named portfolio managers are primarily responsible for day-to-day management of the Fund’s portfolio, those portfolio managers may be assisted by other members of Thornburg’s investment team, including investment analysts, assistant or associate portfolio managers, and portfolio managers for other Thornburg Funds.

The portfolio manager(s) of each Fund are identified in the following table. Following the table is information about each such portfolio manager’s recent business experience. Additional information about portfolio managers, including other accounts they manage, the determination of their compensation, and investments they have in the Funds they manage, is included in the Statement of Additional Information.

Fund Name	Portfolio Manager(s)
Limited Term U.S. Government Fund	Jason Brady
Lon Erickson
Jeff Klingelhofer
Limited Term Income Fund	Jason Brady
Lon Erickson
Jeff Klingelhofer
Strategic Income Fund	Jason Brady
Lon Erickson
Christian Hoffmann
Jeff Klingelhofer
Value Fund	Robert MacDonald
International Value Fund	Lei Wang
Di Zhou
Growth Fund	Ted Chang
Greg Dunn

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Additional Information

Fund Name	Portfolio Manager(s)
International Growth Fund	Greg Dunn
Sean Sun
Income Builder Fund	Jason Brady
Matt Burdett
Ben Kirby
Brian McMahon
Global Opportunities Fund	Brian McMahon
Miguel Oleaga
Developing World Fund	Ben Kirby
Charles Wilson

Jason Brady, cfa, the president of Thornburg Investment Trust and a director, the chief executive officer, president, and a managing director of Thornburg, has been a portfolio manager of Limited Term U.S. Government Fund, Limited Term Income Fund, and Income Builder Fund since 2007 and has been a portfolio manager of Strategic Income Fund since its inception. Mr. Brady joined Thornburg as an associate portfolio manager in 2006, was named a managing director in 2007, and became Thornburg’s chief executive officer and president effective January 1, 2016. Before joining Thornburg, Mr. Brady was a portfolio manager at another mutual fund management company, where he managed taxable fixed income securities across several sectors and strategies.

Matt Burdett, a managing director of Thornburg, has been a portfolio manager of Income Builder Fund since 2019. Mr. Burdett rejoined Thornburg in 2015 as an associate portfolio manager, was promoted to portfolio manager of one of Thornburg’s proprietary investment strategies in 2018, and was named a managing director in 2018. Prior to his rejoining Thornburg, Mr. Burdett spent several years as a senior vice president and portfolio manager at PIMCO, where he co-managed various dividend-oriented strategies. Prior to his time at PIMCO, Mr. Burdett worked as an equity analyst at Thornburg, and before that he was director of healthcare investment banking at CIBC World Markets / Oppenheimer and a medicinal chemist at Sunesis Pharmaceuticals. He holds a bachelor’s degree in chemistry from the University of California, Berkeley and an MBA from the University of Southern California.

Ted Chang, cfa, a managing director of Thornburg, has been a portfolio manager of Growth Fund since 2019. Mr. Chang joined Thornburg in 2014 as an associate portfolio manager and was named a managing director in 2019. Prior to joining Thornburg, Mr. Chang served as a research analyst at 300 North Capital in Pasadena, where he covered growth stocks. Before joining 300 North Capital, Mr. Chang held positions with Zurich Financial Services and QuinStreet. He holds a BA in political science from the University of California, Los Angeles and an MBA from the University of Southern California.

Greg Dunn, a managing director of Thornburg, has served as a portfolio manager of Growth Fund and International Growth Fund since 2012. Mr. Dunn joined Thornburg in 2002, was named a managing director in 2009, and served as an associate portfolio manager since 2008. Prior to joining Thornburg, Mr. Dunn was an investment management analyst for Smith Barney. Mr. Dunn holds an MBA from Duke University and a BS in Business with a concentration in Finance from Colorado State University.

Lon Erickson, cfa, a managing director of Thornburg, has been a portfolio manager of Limited Term Income Fund since 2010, and has been a portfolio manager of Limited Term U.S. Government Fund and Strategic Income Fund since 2015. Mr. Erickson joined Thornburg in 2007 and was named a managing director in 2010. Before joining Thornburg, Mr. Erickson worked for nearly 11 years as an analyst for State Farm Insurance in both the Equity and Corporate Bond departments.

Christian Hoffmann, cfa, a managing director of Thornburg, has served as a portfolio manager of Strategic Income Fund since 2018. Mr. Hoffmann joined Thornburg in 2012 and was named a managing director in 2017. Mr. Hoffmann holds a BA in economics from New York University. Prior to joining Thornburg, Mr. Hoffmann served as a senior credit analyst with H.I.G. Capital in Miami, Florida, where he specialized in distressed debt investments and credit driven special situations. Mr. Hoffmann began his career in the investment banking division of Lehman Brothers.

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Additional Information

Ben Kirby, cfa, a managing director and head of investments of Thornburg, has been a portfolio manager of Income Builder Fund since 2013 and a portfolio manager of Developing World Fund since 2015. Mr. Kirby joined Thornburg in 2008 as an equity research analyst, and was promoted to associate portfolio manager in 2011. Mr. Kirby holds an MBA from Duke University and a BA in computer science from Fort Lewis College. Prior to graduate school, Mr. Kirby was a software engineer at Pinnacle Business Systems in Oklahoma City, Oklahoma.

Jeff Klingelhofer, cfa, a managing director and head of investments of Thornburg, has been a portfolio manager of Limited Term U.S. Government Fund, Limited Term Income Fund, and Strategic Income Fund since 2015. Mr. Klingelhofer joined Thornburg in 2010 and was named a managing director in 2015. Mr. Klingelhofer holds an MBA from The University of Chicago’s Booth School of Business and a BA in economics with a minor in business from The University of California at Irvine. Before joining Thornburg, Mr. Klingelhofer worked for four years at PIMCO, where he was responsible for monitoring portfolio leverage and risk tolerances.

Robert MacDonald, cfa, a managing director of Thornburg, has been a portfolio manager of Value Fund since 2015. Mr. MacDonald joined Thornburg Investment Management as an equity analyst in 2007, and was later promoted to associate portfolio manager and then portfolio manager. He was named a managing director in 2015. Mr. MacDonald holds an MBA from the University of Chicago and a BA in economics and computer science from Amherst College.

Brian J. McMahon, the vice chairman of Thornburg Investment Trust and the vice chairman and a managing director and chief investment strategist of Thornburg Investment Management, Inc., has been a portfolio manager of Income Builder Fund since that Fund’s inception in 2002 and a portfolio manager of Global Opportunities Fund since that Fund’s inception in 2006. Joining Thornburg in 1984, Mr. McMahon participated in organizing and managing each Fund of the Trust, served as Thornburg’s president from 1997 until 2016 and as its chief executive officer from 2008 until 2016, as its chief investment officer from 2004 until 2019, and, as chief investment strategist, he serves as a key voice for the investment team and Thornburg clients.

Miguel Oleaga, a managing director of Thornburg, has been a portfolio manager of the Global Opportunities Fund since 2020. Mr. Oleaga joined Thornburg in 2014 as an equity research analyst, was promoted to associate portfolio manager in 2017, was promoted to portfolio manager of one of Thornburg’s proprietary investment strategies in 2018, and was named a managing director in 2019. Prior to his joining Thornburg, Mr. Oleaga worked at Putnam Investments, conducting equity analysis supporting growth, value, and dividend-focused mandates. He held a series of positions of increasing responsibility at Putnam beginning in 2004. He holds a BS in business administration (finance and management specialties) from the University of Massachusetts.

Sean Sun, cfa, a managing director of Thornburg, has served as a portfolio manager of International Growth Fund since 2017. Mr. Sun joined Thornburg in 2012 as an equity research analyst, was promoted to associate portfolio manager in 2015, and was promoted to portfolio manager in 2017. Prior to joining Thornburg, Mr. Sun held portfolio analysis and modeling positions at Bank of America. Mr. Sun holds an MBA with concentrations in finance and entrepreneurship from the University of Chicago Booth School of Business and a BA in economics from the University of California at Berkeley.

Lei Wang, cfa, a managing director of Thornburg, has been a portfolio manager of International Value Fund since 2006. Mr. Wang joined Thornburg Investment Management in 2004 as an associate portfolio manager and was named a managing director in 2005. His responsibilities also include portfolio management, research, and analysis of companies for investment by other Thornburg equity Funds.

Charles Wilson, PhD, a managing director of Thornburg, has been a portfolio manager of Developing World Fund since 2015. Mr. Wilson joined Thornburg in 2012 as an associate portfolio manager and was promoted to portfolio manager in 2014. Mr. Wilson holds a PhD in geophysics from the University of Colorado at Boulder and a BS in geology from the University of Arizona in Tucson. Mr. Wilson previously served as a co-portfolio manager for Marsico Capital Management in Denver.

Di Zhou, cfa, a managing director of Thornburg, has been a portfolio manager of International Value Fund since 2015. Ms. Zhou joined Thornburg Investment Management in 2010 as an equity research analyst, was promoted to associate portfolio manager in 2014, and was named a managing director in 2015. Ms. Zhou holds a BA in Business Administration from the University of Southern California and an MBA from the University of Chicago’s Booth School of Business. Prior to graduate school, Ms. Zhou was employed at Wilshire Associates conducting securities research.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Additional Information

Investment Advisory and Administrative Services Fees

Investment Advisory Fees

The following table shows the effective investment advisory fee rate that was paid by each Fund to Thornburg pursuant to the Investment Advisory Agreement during the fiscal year ended September 30, 2019, calculated as a percentage of the Fund’s average daily net assets.

Fund Name	Effective Advisory Fee Rate
Limited Term U.S. Government Fund	0.38%
Limited Term Income Fund	0.33%
Strategic Income Fund	0.69%
Value Fund	0.85%
International Value Fund	0.75%
Growth Fund	0.86%
International Growth Fund	0.82%
Income Builder Fund	0.69%
Global Opportunities Fund	0.82%
Developing World Fund	0.96%

The investment advisory fee rate for each Fund is a blended rate that is calculated in accordance with the following breakpoint schedules, and which will therefore decrease as the Fund’s assets increase and increases as the Fund’s assets decrease:

Limited Term U.S. Government Fund
Net Assets of Fund	Advisory Fee Rate
0 to $1 billion	0.375%
$1 billion to $2 billion	0.325%
Over $2 billion	0.275%

Limited Term Income Fund
Net Assets of Fund	Advisory Fee Rate
0 to $500 million	0.500%
$500 million to $1 billion	0.450%
$1 billion to $1.5 billion	0.400%
$1.5 billion to $2 billion	0.350%
Over $2 billion	0.275%

Strategic Income Fund
Net Assets of Fund	Advisory Fee Rate
0 to $500 million	0.750%
$500 million to $1 billion	0.675%
$1 billion to $1.5 billion	0.625%
$1.5 billion to $2 billion	0.575%
Over $2 billion	0.500%

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Additional Information

Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, and Global Opportunities Fund
Net Assets of Fund	Advisory Fee Rate
0 to $500 million	0.875%
$500 million to $1 billion	0.825%
$1 billion to $1.5 billion	0.775%
$1.5 billion to $2 billion	0.725%
Over $2 billion	0.675%

Developing World Fund
Net Assets of Fund	Advisory Fee Rate
0 to $500 million	0.975%
$500 million to $1 billion	0.925%
$1 billion to $1.5 billion	0.875%
$1.5 billion to $2 billion	0.825%
Over $2 billion	0.775%

A discussion regarding the basis for the approval of each Fund’s Investment Advisory Agreement by the Trustees is contained in the Fund’s Annual Report to Shareholders for the year ended September 30, 2019.

Administrative Services Fees

The administrative services fee payable by each Fund is computed as an annual percentage of the aggregate average daily net assets of all share classes of all of the Funds of the Trust, at a blended rate calculated in accordance with the following breakpoint schedule, and which will therefore decrease as the Trust’s assets increase, and increase as the Trust’s assets decrease:

Net Assets of the Trust	Administrative Services Fee Rate
0 to $20 billion	0.100%
$20 billion to $40 billion	0.075%
$40 billion to $60 billion	0.040%
Over $60 billion	0.030%

Fee Waivers and Expense Reimbursements

Thornburg may from time to time contractually agree to waive fees or reimburse expenses incurred by a Fund, or by certain classes of shares of a Fund, so that the total annual operating expenses of that Fund or class do not exceed a specified percentage of average daily net assets (an “expense cap”). For additional information about whether your Fund, or any share class thereof, is currently the subject of a contractual fee waiver and expense reimbursement agreement, see the Fund’s Annual Fund Operating Expenses table, and the footnotes thereto, in the first part of this Prospectus. Thornburg may recoup fees waived or expenses reimbursed in any fiscal year if, during that same fiscal year, the Fund’s total annual operating expenses fall below the expense cap that was in place at the time that those fees or expenses were waived or reimbursed. Thornburg will not recoup fees or expenses as described in the preceding sentence if that recoupment would cause the Fund’s total annual operating expenses (after the recoupment is taken into account) to exceed the lesser of: (a) the expense cap that was in place at the time the waiver or reimbursement occurred; or (b) the expense cap that is in place at the time of the recoupment. Fee waivers or reimbursement of expenses for a Fund or class will boost its performance, and recoupment of waivers or reimbursements will reduce its performance.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Additional Information

Pricing Fund Shares

Each Fund is open for business each day the New York Stock Exchange (“NYSE”) is open. Each Fund normally calculates its net asset value (“NAV”) for each class of shares as of the close of business of the NYSE, usually 4 p.m. Eastern Time. The Fund does not calculate its NAV on days when the NYSE is closed. The NAV of each class of shares of a Fund is calculated by adding the value of all of the assets attributable to that class, subtracting the liabilities attributable to that class, and then dividing that result by the number of shares of that class that are outstanding.

For purposes of calculating the NAV of each class of shares of a Fund, the assets attributable to that class are valued each business day in accordance with the Trust’s valuation policies and procedures. Pursuant to those policies and procedures, securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Debt obligations held by a Fund have a primary market over the counter and are valued by an independent pricing service approved by Trustees of the Trust. Commercial paper with a remaining maturity of 60 days or less is valued by Thornburg at amortized cost, subject to regular confirmation through the use of valuations obtained from the Fund’s custodian or an independent pricing service.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, Thornburg’s valuation and pricing committee calculates a fair value for the investment using alternative methods approved by the Trust’s Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Trust’s Audit Committee are exceeded, foreign equity investments held by a Fund may be valued using alternative methods.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by a Fund, or where Thornburg’s valuation and pricing committee determines that a valuation obtained from a pricing service is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the valuation and pricing committee will calculate a fair value for the obligation using alternative methods under procedures approved by the Trust’s Audit Committee.

In instances when Thornburg’s valuation and pricing committee assists in calculating a fair value for a portfolio investment, that committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The valuation and pricing committee customarily utilizes quotations from securities broker dealers in calculating such valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Trust’s Audit Committee. Because fair values calculated by the valuation and pricing committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

When you purchase or sell Fund shares, those shares are priced at the NAV next determined after your order is received in proper form. “Proper form” means that you have provided sufficient information necessary to process your request as outlined in this Prospectus, including any required signatures, documents, payment and Medallion Signature Guarantees. If a purchase or sale order is provided on your behalf by a financial intermediary that is authorized to transmit such orders, or by an authorized designee of that financial intermediary, then the order will generally be deemed to have been received by the Fund at the time that the order was first received in proper form by your intermediary or its designee. If you hold your shares directly, instead of through a financial intermediary, purchase or sale orders will generally be deemed to have been received by the Fund at the time that the order was first received in proper form by the Fund’s Transfer Agent.

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Additional Information

Purchasing Fund Shares

General Information about Fund Share Purchases

Class R3, Class R4, Class R5, and Class R6 shares are generally only available to employer sponsored retirement plans where the employer, administrator, sponsor, or other related person has entered into an agreement to make those shares available to plan participants, under terms specified from time to time by Thornburg. Retirement plans wishing to make Class R3, Class R4, Class R5 or Class R6 shares available to plan participants should contact a financial intermediary authorized to sell shares of the Funds. Class R6 shares must generally be held through plan level or omnibus accounts on the books of a Fund.

For this purpose, employer-sponsored retirement plans include: group profit sharing and money purchase pension plans; defined benefit plans and nonqualified deferred compensation plans; and plans described in Sections 401(k), 403(b) and 457 of the Internal Revenue Code.

Employer-sponsored retirement plans do not include: retail non-retirement accounts; individual retirement accounts (“IRAs”); Roth IRAs; SIMPLE IRAs; individual profit sharing plans; individual 403(b) plans; Simplified Employee Pensions (“SEPs”); SAR-SEPs; 529 tuition programs; Coverdell Educational Savings Accounts; health savings accounts; individual 401(k) plans; and 401(k) plans that are not administered by a professional plan administrator or where the plan administrator is not set up to administer Class R shares (i.e., small employer 401(k) plans). Accordingly, the foregoing investors are generally not eligible to purchase Class R3, Class R4, Class R5, or Class R6 shares.

Employees, officers, trustees, directors of any Thornburg Fund or Thornburg company, and families and trusts established for the benefit of any of the foregoing, may purchase Class R6 shares provided that those shares are held in an account directly with Thornburg Securities Corporation (“TSC”), the Funds’ distributor. Class R6 shares also may be available to purchasers who hold their shares in an account directly with TSC and who are determined under procedures established by the Trustees to have acquired their shares under special circumstances not involving any sales expenses to the Fund or TSC, and not involving any expected administrative services exceeding services customarily provided for Class R6 shares.

Before opening an account to purchase Fund shares, please note the following:

•Shares of the Funds are generally only available for purchase by those U.S. citizens, resident aliens, and U.S. entities that have an address in the U.S. or its territories (including U.S. military or diplomatic addresses) and a valid U.S. social security or employer identification number.

•You may add to your plan account by contacting your plan administrator.

•Federal law requires us to obtain, verify and record information which identifies each person who opens an account. When you open an account, you will be asked to supply your name, address, date of birth, Social Security or tax identification number and other information identifying you. Furthermore, legal entity customers may be asked to provide verification and identification information about their ultimate beneficial owners and control persons. We are required to reject any new account application if the required information is not provided.

•A Medallion Signature Guarantee may be required for certain transactions, as described in the respective account application and/or shareholder form.

•Each Fund reserves the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase order.

•Sales of Class R3 shares by Limited Term U.S. Government Fund, Strategic Income Fund and Global Opportunities Fund are closed to new investors, except that accounts holding Class R3 shares of one of these Funds on June 30, 2017 and accounts that the distributor determines in its discretion to have been in the process of establishing a position in Class R3 shares in the same Fund on or before June 30, 2017, may continue to purchase Class R3 shares of that Fund, subject to availability as stated in this prospectus. If you elected to reinvest dividends or distributions on your Class R3 shares, any such dividends or distributions will continue to be reinvested in Class R3 shares subject to this prospectus.

Purchasing and Holding Shares through a Financial Intermediary

Class R3, Class R4, Class R5, and Class R6 shares are generally only available to employer sponsored retirement plans through a financial intermediary, such as a securities broker-dealer, a bank, trust company or other financial institution that provides recordkeeping services to employer-sponsored retirement plans. The intermediary will typically provide a range

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Additional Information

of services for the convenience of the plan or the plan participants, which may include holding Fund shares of record for the participants, issuing account statements, executing transactions, distributing dividends and redemption proceeds, and assisting with tax reporting.

Financial intermediaries that offer shares of the Funds are not agents or otherwise acting on behalf of the Funds, Thornburg, TSC, or the Funds’ Transfer Agent, and none of those persons audit the operations of such financial intermediaries. The plan is responsible for selecting the intermediary, and none of the Funds, Thornburg, TSC, or the Funds’ Transfer Agent are responsible for errors or omissions by such financial intermediaries, including failures or delays in crediting the plan or its participants for dividends or redemption proceeds, errors in account statements or other reports, errors in executing purchases or sales of shares, delays in reports, electronic hacking or other cyber events affecting the plan’s accounts with an intermediary, or for any loss to the plan or its participants due to a failure or insolvency of the intermediary, the intermediary’s loss of property or funds, or other acts or omissions by the intermediary. Plans should therefore exercise care in selecting a financial intermediary.

When Fund shares are purchased through a financial intermediary, note that the intermediary may impose a charge or fee for that service, the amounts of which may differ depending on the class of shares owned, the identity of the financial intermediary, how the Fund shares are held, and other factors. The intermediary may also impose investment minimums, investment limits, or purchase procedures that differ from those described in this Prospectus, or it may waive investment minimums. Please confer with your financial intermediary to discuss those topics.

Financial intermediaries may also receive certain payments from the Funds, Thornburg, or TSC in respect of the purchase and sale of Fund shares and as compensation for shareholder support and account maintenance services. See “Other Information About the Funds; Compensation to Financial Intermediaries” below for more information.

Selling Fund Shares

General Information about Fund Share Redemptions

Please contact your retirement plan administrator if you wish to sell shares of any Fund. Your plan administrator will conduct the transaction for you, or provide you with the means to conduct the transaction yourself.

Your shares will be redeemed by the Fund at the NAV per share next determined after your redemption request is received in proper form.

Payment for redeemed shares normally will be made by the Fund’s Transfer Agent as soon as practicable and typically within two business days, and in most cases within seven days, after receipt of a properly executed request for redemption. However, the Fund may hold payment on redemptions until it is reasonably satisfied that any investment previously made by check has been collected, which can take up to 15 business days. Additionally, if you hold your shares directly with the Fund, the Fund’s Transfer Agent is permitted to place a temporary hold on the disbursement of redemption proceeds to you if: (a) you are a natural person age 65 or older, or a natural person age 18 and older who the Transfer Agent reasonably believes has a mental or physical impairment that renders you unable to protect your own interests; and (b) the Transfer Agent has a reasonable belief that the redemption request is part of a scheme to financially exploit you. No interest is accrued or paid on amounts represented by uncashed distribution or redemption checks.

The Funds may suspend the right of redemption and may postpone payment when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by rules of the Securities and Exchange Commission during an emergency which makes it impractical for the Funds to dispose of their securities or fairly to determine net asset value, or during any other period specified by the Securities and Exchange Commission in a rule or order for the protection of investors.

Redemption proceeds are normally paid in cash. Each Fund generally expects to meet redemption requests out of its holdings of cash, or by selling portfolio investments to generate cash to meet those requests. If considered appropriate by Thornburg, and subject to terms and conditions approved by the Trustees, a Fund may pay redemption proceeds in portfolio securities rather than cash.

Note that your financial intermediary may impose a charge or fee for redeeming Fund shares, and may impose other restrictions or apply other procedures to your redemption. Please confer with your financial intermediary to discuss those topics.

Medallion Signature Guarantees

Some redemption requests will require a Medallion signature guarantee or other evidence of identity or authority. These requirements are intended to protect you and your Fund from fraud. We will require a Medallion signature guarantee or other

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Additional Information

evidence we specify when certain changes are made to account information, a check is mailed to a different address than shown on our records, a check is requested payable to a third party, redemption proceeds are transferred to another account on our records, or certain other circumstances.

You must obtain a Medallion signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, savings association or participant in the Securities Transfer Agent Medallion Program (“STAMP”). The STAMP Medallion imprint is the only signature guarantee that will be accepted. A notary public cannot provide a Medallion signature guarantee.

Exchanging Fund Shares

As a shareholder, you generally have the privilege of exchanging Class R3, Class R4, Class R5 or Class R6 shares of a Fund for the same class of shares of another Fund. You should contact your plan administrator for information about any fees or other requirements that your employer-sponsored retirement plan may impose on such exchanges.

Each Fund reserves the right to refuse any exchange, or temporarily or permanently terminate or modify your exchange privilege for any reason, including if, in Thornburg’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objectives and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund’s assets, exchanges appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for this purpose. Termination of the exchange privilege or refusal of any exchange does not restrict a shareholder’s right to redeem shares of any Fund.

The Funds Offer Different Share Classes

The specific share classes offered by each Fund through this Prospectus are described for each Fund in the first part of the Prospectus. Each Fund may also offer one or more other classes of shares that are not offered through this Prospectus. Each of a Fund’s shares represents an equal undivided interest in the Fund’s assets, and each share class of a Fund has the same investment objective(s) and a common investment portfolio. However, each share class has varying annual expenses and sales charge structures, which will affect performance.

Financial intermediaries that offer Fund shares to their customers determine which share classes to make available, and are responsible for advising you as to which of those share classes is appropriate for you. Financial intermediaries may receive different compensation for selling different classes of shares. If you are investing in Fund shares through a financial intermediary, you should contact your intermediary to obtain information respecting the different share classes of the Funds. You can also obtain more information about the Fund’s shares by contacting TSC at 1-800-847-0200.

No sales charge, contingent deferred sales charge or redemption fee is currently imposed on the purchase or redemption of Class R3, Class R4, Class R5 or Class R6 shares.

Class R3 and Class R4 shares of a Fund are subject to a Rule 12b-1 Service Plan, which provides for payment by the Fund to TSC, or to such other persons as TSC may direct, of up to 0.25% of the class’s average annual net assets each year for expenses incurred by TSC, or by other persons at the request or direction of TSC or the Trust, for shareholder and distribution-related services. Class R3 shares are also subject to a Rule 12b-1 Distribution Plan providing for payment to TSC or to such other persons as TSC may direct, of up to 0.25% of the class’s average annual net assets for the sale and distribution of the Fund’s Class R3 shares and to pay for commissions and other distribution expenses. Because these fees are paid out of the class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Class R5 shares of each Fund are subject to a Rule 12b-1 Service Plan, which permits each Fund to pay TSC or to such other persons as TSC may direct, for expenses incurred by TSC, or by other persons at the request or direction of TSC or the Trust, for shareholder and distribution-related services. The maximum annual payment under the plan for Class R5 shares is 0.25% of the class’s average annual net assets, but Thornburg currently has no intention to seek payment under the plan for Class R5 shares. Because this fee would be paid out of the class’s assets on an ongoing basis, over time this fee would increase the cost of your investment and may cost more than paying other types of sales charges.

Class R6 shares do not have a Rule 12b-1 plan.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Additional Information

Other Information about the Funds

Please contact your plan administrator for information respecting your account. Additionally, Thornburg’s Website on the Internet provides you with helpful information 24 hours a day, at www.thornburg.com. Shareholders should note that certain methods of contacting Thornburg may be unavailable or delayed following a natural disaster, cybersecurity incident, or other force majeure event.

Compensation to Financial Intermediaries

Amounts that could be paid by each Fund to a financial intermediary in connection with rule 12b-1 plans, if any, are displayed for each Fund under the caption “Fees and Expenses of the Fund” in the front portion of this Prospectus. Additional information about those 12b-1 plan payments also appears above under the heading “The Funds Offer Different Share Classes.”

With respect to Class R3, Class R4, or Class R5 shares, Thornburg and TSC may pay amounts from their own resources to financial intermediaries in connection with the financial intermediaries’ marketing and promotion of those shares of a Fund. These amounts may be in the form of commissions, finder’s fees or similar cash incentives, “revenue sharing,” marketing or advertising support, or payments to assist in transaction processing and administrative support. A financial intermediary may pay additional compensation to its representatives who sell Fund shares or to third party intermediaries with whom the financial intermediary has agreements to sell Fund shares. Thornburg or TSC also may provide non-cash compensation to financial intermediaries, including travel and lodging in connection with seminars or other educational programs. Because a financial intermediary may have a financial incentive to recommend a particular mutual fund to the intermediary’s customers if the intermediary receives payments or other support from that fund’s affiliates, investors who hold their Fund shares through a financial intermediary should consult with that intermediary and carefully review any disclosure by that intermediary respecting the intermediary’s compensation. Neither Thornburg nor TSC pay any commission, compensation, revenue sharing, market support, or other such amount to financial intermediaries with respect to Class R6 shares.

With respect to Class R3, Class R4, or Class R5 shares, the Funds may pay amounts to financial intermediaries to compensate those intermediaries for shareholder support and account maintenance services that the intermediaries provide to their customers who own Fund shares. The Funds may make such payments to the extent the services provided by these financial intermediaries replace services which would otherwise be provided by the Funds’ transfer agent or other persons hired directly by the Funds. The services provided by these financial intermediaries may include account administration, recordkeeping, subaccounting and subtransfer agency, transaction processing, and distribution of Fund prospectuses, shareholder reports and other information. Thornburg also may pay amounts from its own resources to financial intermediaries for those services. In certain circumstances, these amounts will not be paid to financial intermediaries in respect of accounts the value of which has decreased below the applicable account minimum. Neither the Funds nor Thornburg pay any amount to financial intermediaries with respect to Class R6 shares for shareholder support, account maintenance or administration, recordkeeping, subaccounting or subtransfer agency, transaction processing, or similar service.

In addition to the amounts described above, some financial intermediaries may charge their account holders transaction fees, account or “wrap” fees and other amounts, which the investor can learn about by asking the investor’s financial intermediary.

Inactive Accounts

Under certain states’ laws, the assets within a financial account will be deemed to have been abandoned if the account is inactive for a specified period of time. The factors used to determine whether an account is inactive vary from state to state, but may include a shareholder’s failure to cash a check, update his mailing address, or respond to Fund inquiries within the specified time period. For this purpose, your last known address of record with the Funds will determine which state has jurisdiction over your account. If the assets within your account are deemed to be abandoned in accordance with the relevant state’s laws, the Fund may be legally obligated to transfer those assets to that state’s unclaimed property administrator. You are responsible for ensuring that your account is not “abandoned” for purposes of these state escheatment laws, and neither the Fund nor its agents will be liable to you or your representatives for good faith compliance with those laws.

The State of Texas has enacted a law which allows Texas residents to designate a representative who can be contacted if the assets in your Fund account are at risk of being considered abandoned and turned over to the State. The designated representative will not have any rights or access to your mutual fund shares and will only receive notice if your property is deemed abandoned. If you are a resident of Texas and wish to designate such a representative, please complete the Unclaimed Property Designation of Representative form located on the website of the Texas Comptroller of Public Accounts at https://comptroller.texas.gov/programs/claim-it/report/ forms/index.php, and return that completed form to the Fund.

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Additional Information

Excessive Trading

Excessive trading of Fund shares in anticipation of short-term fluctuations in the market may make it very difficult to manage a Fund’s investments and may hurt Fund performance and longer-term shareholders. When excessive trading occurs, a Fund’s longer-term shareholders may experience diminished returns, and the Fund may have to sell portfolio securities or maintain higher cash balances to have the cash necessary to redeem the traders’ shares. This can happen at a time when it is not advantageous to sell any securities or maintain cash balances, which may harm a Fund’s performance. Additionally, purchases and sales of portfolio securities in response to excessive trading activity may increase a Fund’s transaction costs.

Thornburg Investment Trust discourages excessive trading and does not accommodate trading it identifies as excessive. The Trustees have adopted policies and procedures intended to deter excessive trading where it may be potentially harmful to the Fund or its shareholders. Those policies and procedures delegate to Thornburg the task of monitoring trading activity in the Funds to identify excessive trading. In determining whether particular trading activity constitutes excessive trading, Thornburg may consider various factors, including the nature of securities held by a Fund (including whether any significant portion of the Fund’s securities is traded on foreign exchanges, is thinly traded or is less liquid), the cash position of the Fund, and the risk to the Fund that frequent traders of its shares may take advantage of fluctuations in the values of the Fund’s portfolio securities. There is no assurance that these procedures will be effective in all cases. Additionally, trade monitoring methods are by their nature subjective, and involve the exercise of judgment. Thornburg seeks to make these judgments uniformly and in a manner it believes is consistent with the Funds’ investment objectives and the interests of the shareholders who pursue those objectives. These policies and procedures may be changed at any time, without notice.

Purchase orders (including the purchase side of an exchange transaction) may be restricted or refused by any Fund if, in Thornburg’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objectives and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund’s assets, the purchases appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. Accounts believed by the Funds to be under common ownership or control, including accounts with the same tax identification number, may be counted together for this purpose. The Funds reserve the right to refuse purchase orders or exchanges into any Thornburg Fund by any person (including all participants in a retirement plan or omnibus account when any participants trade excessively).

Many Fund shares are now held through financial intermediaries who hold shares for investors through omnibus accounts or other arrangements where Thornburg cannot identify the investors from the records of the Transfer Agent. Pursuant to applicable rules under the 1940 Act, the Trust, Thornburg or TSC will enter into an agreement with each firm that establishes omnibus accounts through which Fund shares are traded. Under the terms of those agreements, the omnibus accountholder agrees upon request to provide Thornburg with certain information regarding investors who trade in Fund shares through the omnibus account, and to restrict or prohibit further purchases or exchanges of Fund shares by any investor who Thornburg has identified as having engaged in excessive trading activity within the omnibus account. While the receipt of this information may help Thornburg monitor excessive trading activity, there is no assurance that all such activity within an omnibus account will be detected or terminated. The financial intermediaries who hold shares through omnibus accounts may also implement procedures, separate from the procedures that Thornburg implements, to monitor and restrict trading by their customers that the intermediaries perceive to be excessive.

Dividends and Distributions

The Funds expect to distribute substantially all of their net investment income and realized net capital gains, if any, to shareholders each year. Net investment income of a Fund primarily consists of stock dividends (if it holds equity securities) and interest received on debt obligations (if it holds debt obligations), reduced by expenses of the Fund. Net capital gains are the gains realized by a Fund upon sales of investments, reduced by losses realized upon sale of investments. Limited Term U.S. Government Fund, Limited Term Income Fund and Strategic Income Fund each declares dividends from its net investment income daily and pays those dividends monthly. Income Builder Fund typically declares dividends from net investment income daily and pays those dividends quarterly. Value Fund, International Value Fund, Global Opportunities Fund, and Developing World Fund typically declare and pay dividends from any net investment income annually, and Growth Fund and International Growth Fund are expected to follow the same practice in any periods when they have net investment income. Dividends from net investment income may fluctuate. Each Fund will distribute net realized capital gains, if any, at least annually. Capital gain distributions will normally be declared and payable in November.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Additional Information

Dividends from Net Investment Income

Your dividend distributions, if any, will be automatically invested in additional shares of your Fund at the next determined net asset value.

Capital Gains

Your capital gain distributions, if any, will be automatically reinvested in additional shares of the Fund at the next determined net asset value.

Shares of any Thornburg Fund purchased through reinvestment of dividend and capital gain distributions are not subject to sales charges. No interest is accrued or paid on amounts represented by uncashed redemption or distribution checks.

Taxes

Federal Taxes – In General

Certain general aspects of federal income taxation of individual shareholders are discussed below. Prospective investors should consult their own tax advisors concerning federal, state and local tax consequences respecting investments in the Funds. In particular, purchasers are cautioned to seek the advice of their own advisors respecting the tax consequences of contributions to their plan account, and distributions from their plan account, which are not addressed in this brief discussion.

Federal Tax Treatment of Distributions

Distributions to qualified retirement plan accounts are not generally subject to federal income tax under current law. Distributions to accounts which are not tax qualified will be subject to federal income tax.

Distributions to taxable accounts representing net investment income, income realized upon amortization of market discount on debt obligations, net short-term capital gains, and net gains from certain foreign transactions, if any, generally are taxable to the shareholder as ordinary income, whether received in cash or additional shares. Subject to holding period requirements, the portion of distributions which is “qualified dividend income” because it is attributable to certain corporation dividends is taxed to noncorporate shareholders at reduced rates of federal income tax applicable to long-term capital gains. Distributions of net long-term capital gains, if any, will be treated as long-term capital gains regardless of the length of time the shareholder has owned the shares.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates, and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose distributions of income dividends and capital gains paid by the Funds and otherwise includible in adjusted gross income, and capital gains recognized on the sale, redemption or exchange of Fund shares. Prospective investors should confer with their own tax advisors respecting this Medicare contribution tax.

Federal Tax Treatment of Sales or Redemptions of Shares

An investor’s redemption of Fund shares or exchange of shares for shares of another Fund through a qualified retirement plan account is not generally subject to federal income tax under current law unless the transaction results in a distribution to the investor. A taxable shareholder’s redemption of Fund shares or exchange of shares for shares of another Fund will be a taxable transaction for federal income tax purposes, and the shareholder will recognize gain or loss in an amount equal to the difference between the shareholder’s basis in the shares and the amount received on the redemption or exchange.

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years (or if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for all periods through September 30, 2019 for each Fund appears in the financial statements for the Fund, which have been audited by PriceWaterhouseCoopers LLP, independent registered public accounting firm.

The report of PriceWaterhouseCoopers LLP, together with each Fund’s financial statements, is included in each Fund’s Annual Report, which is available upon request.

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THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Thornburg Limited Term U.S. Government Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the year)
Unless Otherwise Noted, Periods are Fiscal Years Ended September 30,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Total Dividends	Net Asset Value, End of Period
Class R3 Shares
2019	$12.70	0.18	0.44	0.62	(0.22)	—	(0.22)	$13.10
2018	$13.02	0.17	(0.28)	(0.11)	(0.21)	—	(0.21)	$12.70
2017	$13.26	0.13	(0.19)	(0.06)	(0.18)	—	(0.18)	$13.02
2016	$13.27	0.14	0.04	0.18	(0.19)	—	(0.19)	$13.26
2015	$13.28	0.14	0.06	0.20	(0.21)	—	(0.21)	$13.27
Class R4 Shares
2019	$12.69	0.18	0.43	0.61	(0.21)	—	(0.21)	$13.09
2018	$13.01	0.17	(0.28)	(0.11)	(0.21)	—	(0.21)	$12.69
2017	$13.25	0.12	(0.19)	(0.07)	(0.17)	—	(0.17)	$13.01
2016	$13.26	0.14	0.04	0.18	(0.19)	—	(0.19)	$13.25
2015	$13.27	0.13	0.08	0.21	(0.22)	—	(0.22)	$13.26
Class R5 Shares
2019	$12.70	0.23	0.44	0.67	(0.26)	—	(0.26)	$13.11
2018	$13.02	0.21	(0.28)	(0.07)	(0.25)	—	(0.25)	$12.70
2017	$13.28	0.18	(0.21)	(0.03)	(0.23)	—	(0.23)	$13.02
2016	$13.27	0.17	0.07	0.24	(0.23)	—	(0.23)	$13.28
2015	$13.27	0.19	0.07	0.26	(0.26)	—	(0.26)	$13.27

(a)Not annualized for periods less than one year.

(b)Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

+Based on weighted average shares outstanding.

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Thornburg Limited Term U.S. Government Fund

RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Period (Thousands)

1.39	0.99	1.43	4.88	29.37	$9,181
1.34	0.99	1.45	(0.85)	5.93	$9,036
1.00	0.97	1.40	(0.47)	11.05	$10,871
1.03	0.98	1.30	1.34	9.78	$28,036
1.09	0.99	1.35	1.55	14.15	$16,320

1.38	0.99	1.78	4.88	29.37	$2,293
1.35	0.99	1.75	(0.85)	5.93	$2,509
0.96	0.99	1.95	(0.49)	11.05	$3,365
1.04	0.99	2.71	1.33	9.78	$2,097
1.00	0.99	17.30(b)	1.55	14.15	$706

1.80	0.67	2.04	5.29	29.37	$897
1.60	0.65	1.94	(0.52)	5.93	$661
1.40	0.58	1.21	(0.23)	11.05	$4,131
1.30	0.67	2.05	1.80	9.78	$570
1.40	0.67	2.02	1.95	14.15	$2,170

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Thornburg Limited Term Income Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the year)
Unless Otherwise Noted, Periods are Fiscal Years Ended September 30,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Total Dividends	Net Asset Value, End of Period
CLASS R3 SHARES
2019	$13.17	0.30	0.47	0.77	(0.31)	—	(0.31)	$13.63
2018	$13.45	0.26	(0.27)	(0.01)	(0.27)	—	(0.27)	$13.17
2017	$13.52	0.22	(0.06)	0.16	(0.23)	—	(0.23)	$13.45
2016	$13.33	0.23	0.20	0.43	(0.24)	—	(0.24)	$13.52
2015	$13.50	0.24	(0.09)	0.15	(0.25)	(0.07)	(0.32)	$13.33
CLASS R4 SHARES
2019	$13.16	0.30	0.46	0.76	(0.31)	—	(0.31)	$13.61
2018	$13.43	0.26	(0.26)	—(b)	(0.27)	—	(0.27)	$13.16
2017	$13.51	0.22	(0.07)	0.15	(0.23)	—	(0.23)	$13.43
2016	$13.32	0.23	0.20	0.43	(0.24)	—	(0.24)	$13.51
2015	$13.48	0.24	(0.08)	0.16	(0.25)	(0.07)	(0.32)	$13.32
CLASS R5 SHARES
2019	$13.16	0.36	0.46	0.82	(0.37)	—	(0.37)	$13.61
2018	$13.44	0.31	(0.28)	0.03	(0.31)	—	(0.31)	$13.16
2017	$13.51	0.27	(0.07)	0.20	(0.27)	—	(0.27)	$13.44
2016	$13.32	0.27	0.20	0.47	(0.28)	—	(0.28)	$13.51
2015	$13.49	0.29	(0.09)	0.20	(0.30)	(0.07)	(0.37)	$13.32
CLASS R6 SHARES
2019	$13.19	0.38	0.46	0.84	(0.39)	—	(0.39)	$13.64
2018	$13.46	0.35	(0.28)	0.07	(0.34)	—	(0.34)	$13.19
2017(c)	$13.40	0.15	0.11	0.26	(0.20)	—	(0.20)	$13.46

(a)Not annualized for periods less than one year.

(b)Total from investment operations was less than $0.01 per share.

(c)Effective date of this class of shares was April 10, 2017.

(d)Annualized.

(e)Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

+ Based on weighted average shares outstanding.

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Thornburg Limited Term Income Fund

RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Period (Thousands)

2.27	0.99	1.06	5.84	43.22	$64,335
1.98	0.99	1.09	(0.06)	33.62	$88,298
1.65	0.99	1.12	1.19	26.90	$96,715
1.69	0.98	1.10	3.23	20.56	$104,309
1.82	0.99	1.11	1.16	18.71	$172,992

2.27	0.99	1.23	5.84	43.22	$8,073
1.98	0.99	1.45	0.01	33.62	$7,962
1.65	0.99	1.56	1.11	26.90	$8,101
1.70	0.99	1.97	3.23	20.56	$6,328
1.82	0.98	1.66	1.24	18.71	$3,908

2.70	0.56	0.74	6.31	43.22	$106,753
2.31	0.67	0.69	0.26	33.62	$113,333
1.99	0.65	0.67	1.53	26.90	$101,189
2.05	0.62	0.72	3.60	20.56	$71,864
2.17	0.64	0.67	1.50	18.71	$96,326

2.82	0.43	0.49	6.43	43.22	$60,440
2.62	0.45	0.57	0.56	33.62	$29,568
2.28(e)	0.45(e)	24.38(d)(e)	1.92	26.90	$770

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Thornburg Strategic Income Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the year)
Unless Otherwise Noted, Periods are Fiscal Years Ended September 30,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Total Dividends	Net Asset Value, End of Period
CLASS R3 SHARES
2019	$11.64	0.39	0.26	0.65	(0.38)	—	(0.38)	$11.91
2018	$11.82	0.38	(0.25)	0.13	(0.31)	—	(0.31)	$11.64
2017	$11.55	0.42	0.20	0.62	(0.35)	—	(0.35)	$11.82
2016	$11.21	0.46	0.27	0.73	(0.36)	(0.03)	(0.39)	$11.55
2015	$12.18	0.47	(0.83)	(0.36)	(0.46)	(0.15)	(0.61)	$11.21
CLASS R4 SHARES
2019	$11.63	0.39	0.26	0.65	(0.38)	—	(0.38)	$11.90
2018	$11.82	0.38	(0.25)	0.13	(0.32)	—	(0.32)	$11.63
2017	$11.56	0.41	0.20	0.61	(0.35)	—	(0.35)	$11.82
2016	$11.21	0.46	0.28	0.74	(0.36)	(0.03)	(0.39)	$11.56
2015	$12.18	0.48	(0.84)	(0.36)	(0.46)	(0.15)	(0.61)	$11.21
CLASS R5 SHARES
2019	$11.62	0.46	0.26	0.72	(0.45)	—	(0.45)	$11.89
2018	$11.80	0.45	(0.25)	0.20	(0.38)	—	(0.38)	$11.62
2017	$11.54	0.47	0.19	0.66	(0.40)	—	(0.40)	$11.80
2016	$11.19	0.49	0.28	0.77	(0.39)	(0.03)	(0.42)	$11.54
2015	$12.15	0.50	(0.82)	(0.32)	(0.49)	(0.15)	(0.64)	$11.19
CLASS R6 SHARES
2019	$11.65	0.47	0.27	0.74	(0.46)	—	(0.46)	$11.93
2018	$11.85	0.45	(0.26)	0.19	(0.39)	—	(0.39)	$11.65
2017(b)	$11.63	0.33	0.13	0.46	(0.24)	—	(0.24)	$11.85

(a)Not annualized for periods less than one year.

(b)Effective date of this class of shares was April 10, 2017.

(c)Annualized.

(d)Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

(e)Net Assets at End of Period was less than $1,000.

+ Based on weighted average shares outstanding.

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Thornburg Strategic Income Fund

RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Period (Thousands)

3.30	1.25	2.59	5.71	31.55	$1,661
3.24	1.25	2.46	1.16	29.90	$1,968
3.65	1.12	2.58	5.49	44.74	$2,667
4.07	1.25	3.09	6.69	29.48	$2,819
3.98	1.25	2.70	(3.07)	38.40	$1,430

3.28	1.25	2.51	5.71	31.55	$1,279
3.25	1.25	2.14	1.08	29.90	$2,182
3.52	1.25	2.30	5.35	44.74	$2,772
4.10	1.25	2.50	6.79	29.48	$3,218
4.15	1.25	2.64	(3.07)	38.40	$2,106

3.94	0.59	1.18	6.35	31.55	$11,180
3.82	0.69	1.20	1.71	29.90	$7,406
4.03	0.74	1.36	5.84	44.74	$6,286
4.34	0.99	1.37	7.07	29.48	$7,191
4.33	0.99	1.55	(2.75)	38.40	$6,399

3.98	0.53	0.98	6.40	31.55	$21,630
3.91	0.65	1.13	1.66	29.90	$9,679
5.83(c)	0.00(c)	200.66(c)(d)	3.99	44.74	$—(e)

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Thornburg Value Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the year)
Unless Otherwise Noted, Periods are Fiscal Years Ended September 30,	Net Asset Value, Beginning of Year	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Total Dividends	Net Asset Value, End of Year
CLASS R3 SHARES
2019	$72.02	0.23	(0.59)	(0.36)	(0.22)	—	(0.22)	$71.44
2018	$64.88	0.39	7.11	7.50	(0.36)	—	(0.36)	$72.02
2017	$53.76	0.18	10.97	11.15	(0.03)	—	(0.03)	$64.88
2016	$48.86	0.34	4.74	5.08	(0.18)	—	(0.18)	$53.76
2015	$47.79	0.08	1.01	1.09	(0.02)	—	(0.02)	$48.86
CLASS R4 SHARES
2019	$72.83	0.30	(0.60)	(0.30)	(0.28)	—	(0.28)	$72.25
2018	$65.55	0.47	7.19	7.66	(0.38)	—	(0.38)	$72.83
2017	$54.31	0.25	11.08	11.33	(0.09)	—	(0.09)	$65.55
2016	$49.36	0.40	4.78	5.18	(0.23)	—	(0.23)	$54.31
2015	$48.24	0.14	1.01	1.15	(0.03)	—	(0.03)	$49.36
CLASS R5 SHARES
2019	$74.60	0.49	(0.66)	(0.17)	(0.50)	—	(0.50)	$73.93
2018	$67.01	0.63	7.38	8.01	(0.42)	—	(0.42)	$74.60
2017	$55.50	0.41	11.35	11.76	(0.25)	—	(0.25)	$67.01
2016	$50.45	0.53	4.90	5.43	(0.38)	—	(0.38)	$55.50
2015	$49.21	0.27	1.04	1.31	(0.07)	—	(0.07)	$50.45

(a)Not annualized for periods less than one year.

+ Based on weighted average shares outstanding.

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Thornburg Value Fund

RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Year (Thousands)

0.34	1.35	1.79	(0.43)	24.94	$29,601
0.57	1.35	1.78	11.60	57.33	$39,211
0.30	1.35	1.82	20.75	43.53	$45,668
0.67	1.35	1.81	10.40	31.10	$50,089
0.16	1.35	1.77	2.28	59.70	$59,150

0.44	1.25	1.75	(0.33)	24.94	$6,434
0.68	1.25	1.77	11.72	57.33	$7,868
0.42	1.24	1.78	20.87	43.53	$10,159
0.78	1.25	1.75	10.50	31.10	$9,539
0.26	1.25	1.67	2.39	59.70	$10,167

0.70	0.99	1.43	(0.07)	24.94	$18,119
0.89	0.99	1.38	12.00	57.33	$19,085
0.68	0.99	1.42	21.21	43.53	$17,060
1.00	0.99	1.46	10.78	31.10	$14,738
0.51	0.99	1.20	2.65	59.70	$19,270

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Thornburg International Value Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the year)
Unless Otherwise Noted, Periods are Fiscal Years Ended September 30,	Net Asset Value, Beginning of Year	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Total Dividends	Net Asset Value, End of Year
CLASS R3 SHARES
2019	$22.65	0.15	0.31	0.46	(0.22)	—	(0.22)	$22.89
2018	$27.63	0.14	(1.09)	(0.95)	—	(4.03)	(4.03)	$22.65
2017	$23.44	0.14	4.22	4.36	(0.17)	—	(0.17)	$27.63
2016	$27.47	0.31	0.25	0.56	(0.34)	(4.25)	(4.59)	$23.44
2015	$29.86	0.21	0.13	0.34	(0.21)	(2.52)	(2.73)	$27.47
CLASS R4 SHARES
2019	$22.52	0.19	0.30	0.49	(0.27)	—	(0.27)	$22.74
2018	$27.45	0.20	(1.10)	(0.90)	—	(4.03)	(4.03)	$22.52
2017	$23.26	0.18	4.21	4.39	(0.20)	—	(0.20)	$27.45
2016	$27.30	0.37	0.23	0.60	(0.39)	(4.25)	(4.64)	$23.26
2015	$29.69	0.25	0.15	0.40	(0.27)	(2.52)	(2.79)	$27.30
CLASS R5 SHARES
2019	$23.44	0.25	0.32	0.57	(0.34)	—	(0.34)	$23.67
2018	$28.35	0.27	(1.15)	(0.88)	—(b)	(4.03)	(4.03)	$23.44
2017	$24.01	0.24	4.35	4.59	(0.25)	—	(0.25)	$28.35
2016	$28.03	0.46	0.23	0.69	(0.46)	(4.25)	(4.71)	$24.01
2015	$30.41	0.30	0.19	0.49	(0.35)	(2.52)	(2.87)	$28.03
CLASS R6 SHARES
2019	$23.40	0.31	0.29	0.60	(0.39)	—	(0.39)	$23.61
2018	$28.27	0.33	(1.15)	(0.82)	(0.02)	(4.03)	(4.05)	$23.40
2017	$23.95	0.31	4.33	4.64	(0.32)	—	(0.32)	$28.27
2016	$27.97	0.53	0.21	0.74	(0.51)	(4.25)	(4.76)	$23.95
2015	$30.36	0.39	0.17	0.56	(0.43)	(2.52)	(2.95)	$27.97

(a)Not annualized for periods less than one year.

(b)Dividends from net investment income per share were less than $(0.01).

+ Based on weighted average shares outstanding.

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Thornburg International Value Fund

RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Year (Thousands)

0.67	1.45	1.65	2.25	71.09	$164,437
0.59	1.45	1.64	(4.29)	44.41	$213,007
0.55	1.45	1.64	18.63	86.88	$285,510
1.31	1.45	1.62	1.67	103.90	$325,135
0.71	1.45	1.58	1.09	70.88	$479,223

0.88	1.25	1.44	2.45	71.09	$125,363
0.81	1.25	1.47	(4.11)	44.41	$164,663
0.74	1.25	1.46	18.90	86.88	$209,066
1.55	1.25	1.39	1.87	103.90	$267,623
0.86	1.24	1.37	1.30	70.88	$333,247

1.10	0.99	1.12	2.74	71.09	$153,366
1.06	0.99	1.17	(3.87)	44.41	$229,485
0.96	0.99	1.15	19.17	86.88	$298,970
1.88	0.95	0.95	2.19	103.90	$529,330
1.01	0.98	1.11	1.57	70.88	$685,617

1.37	0.79	0.88	2.95	71.09	$219,441
1.33	0.79	0.83	(3.68)	44.41	$457,006
1.23	0.78	0.79	19.40	86.88	$536,296
2.19	0.74	0.74	2.40	103.90	$473,941
1.33	0.74	0.74	1.81	70.88	$420,849

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Thornburg Core Growth Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the year)
Unless Otherwise Noted, Periods are Fiscal Years Ended September 30,	Net Asset Value, Beginning of Year	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Total Dividends	Net Asset Value, End of Year
CLASS R3 SHARES
2019	$40.16	(0.23)	(0.88)	(1.11)	—	—	—	$39.05
2018	$32.30	(0.26)	8.12	7.86	—	—	—	$40.16
2017	$28.10	(0.27)	4.47	4.20	—	—	—	$32.30
2016	$26.01	(0.29)	2.38	2.09	—	—	—	$28.10
2015	$26.39	(0.29)	(0.09)	(0.38)	—	—	—	$26.01
CLASS R4 SHARES
2019	$40.56	(0.19)	(0.88)	(1.07)	—	—	—	$39.49
2018	$32.59	(0.23)	8.20	7.97	—	—	—	$40.56
2017	$28.33	(0.24)	4.50	4.26	—	—	—	$32.59
2016	$26.19	(0.27)	2.41	2.14	—	—	—	$28.33
2015	$26.54	(0.26)	(0.09)	(0.35)	—	—	—	$26.19
CLASS R5 SHARES
2019	$43.29	(0.04)	(0.94)	(0.98)	—	—	—	$42.31
2018	$34.64	(0.08)	8.73	8.65	—	—	—	$43.29
2017	$29.98	(0.12)	4.78	4.66	—	—	—	$34.64
2016	$27.61	(0.17)	2.54	2.37	—	—	—	$29.98
2015	$27.87	(0.16)	(0.10)	(0.26)	—	—	—	$27.61

(a)Not annualized for periods less than one year.

+Based on weighted average shares outstanding.

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Thornburg Core Growth Fund

RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Year (Thousands)

(0.60)	1.50	1.80	(2.76)	40.69	$30,084
(0.72)	1.50	1.80	24.33	54.98	$40,963
(0.90)	1.50	1.84	14.95	72.03	$47,064
(1.10)	1.50	1.81	8.04	86.24	$55,809
(1.05)	1.50	1.79	(1.44)	96.02	$70,310

(0.50)	1.40	1.91	(2.64)	40.69	$4,183
(0.62)	1.40	1.97	24.46	54.98	$4,484
(0.80)	1.40	2.00	15.04	72.03	$5,330
(1.00)	1.40	1.86	8.17	86.24	$6,821
(0.94)	1.40	1.82	(1.32)	96.02	$9,632

(0.09)	0.99	1.39	(2.26)	40.69	$19,984
(0.21)	0.99	1.33	24.97	54.98	$31,433
(0.38)	0.99	1.34	15.54	72.03	$32,197
(0.59)	0.99	1.30	8.58	86.24	$38,629
(0.54)	0.99	1.24	(0.93)	96.02	$45,126

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Thornburg International Growth Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the year)
Unless Otherwise Noted, Periods are Fiscal Years Ended September 30,	Net Asset Value, Beginning of Year	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Total Dividends	Net Asset Value, End of Year
CLASS R3 SHARES
2019	$23.54	(0.04)	(1.52)	(1.56)	—	(0.75)	(0.75)	$21.23
2018	$23.66	(0.02)	0.71	0.69	(0.05)	(0.76)	(0.81)	$23.54
2017	$19.07	(0.01)	4.60	4.59	—	—	—	$23.66
2016	$17.66	—(b)	1.42	1.42	(0.01)	—	(0.01)	$19.07
2015	$18.99	(0.02)	(0.33)	(0.35)	—	(0.98)	(0.98)	$17.66
CLASS R4 SHARES
2019	$23.63	(0.02)	(1.52)	(1.54)	—	(0.75)	(0.75)	$21.34
2018	$23.73	(0.01)	0.72	0.71	(0.05)	(0.76)	(0.81)	$23.63
2017	$19.11	0.01	4.61	4.62	—(c)	—	—	$23.73
2016	$17.68	0.01	1.43	1.44	(0.01)	—	(0.01)	$19.11
2015	$19.00	0.02	(0.36)	(0.34)	—	(0.98)	(0.98)	$17.68
CLASS R5 SHARES
2019	$24.58	0.07	(1.61)	(1.54)	(0.10)	(0.75)	(0.85)	$22.19
2018	$24.54	0.10	0.75	0.85	(0.05)	(0.76)	(0.81)	$24.58
2017	$19.73	0.08	4.79	4.87	(0.06)	—	(0.06)	$24.54
2016	$18.25	0.09	1.47	1.56	(0.08)	—	(0.08)	$19.73
2015	$19.55	0.09	(0.36)	(0.27)	(0.05)	(0.98)	(1.03)	$18.25
CLASS R6 SHARES
2019	$24.65	0.10	(1.61)	(1.51)	(0.13)	(0.75)	(0.88)	$22.26
2018	$24.59	0.21	0.66	0.87	(0.05)	(0.76)	(0.81)	$24.65
2017	$19.77	0.09	4.81	4.90	(0.08)	—	(0.08)	$24.59
2016	$18.29	0.11	1.47	1.58	(0.10)	—	(0.10)	$19.77
2015	$19.59	0.13	(0.38)	(0.25)	(0.07)	(0.98)	(1.05)	$18.29

(a)Not annualized for periods less than one year.

(b)Net investment income (loss) was less than $0.01 per share.

(c)Dividends from net investment income per share were less than $(0.01).

+ Based on weighted average shares outstanding.

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Thornburg International Growth Fund

RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Year (Thousands)

(0.17)	1.50	2.02	(6.50)	25.83	$6,274
(0.10)	1.50	1.98	3.08	33.28	$8,426
(0.03)	1.50	2.08	24.07	60.88	$10,525
(0.02)	1.50	2.04	8.03	104.60	$13,086
(0.13)	1.50	1.98	(2.03)	92.01	$15,851

(0.09)	1.40	1.91	(6.39)	25.83	$7,515
(0.02)	1.40	1.88	3.16	33.28	$12,644
0.07	1.40	1.84	24.19	60.88	$17,200
0.04	1.40	1.68	8.17	104.60	$40,999
0.10	1.40	1.65	(1.97)	92.01	$38,038

0.32	0.99	1.29	(6.05)	25.83	$28,729
0.40	0.99	1.25	3.64	33.28	$38,052
0.40	0.99	1.28	24.68	60.88	$45,591
0.45	0.99	1.21	8.56	104.60	$66,271
0.46	0.99	1.20	(1.53)	92.01	$66,646

0.47	0.89	0.99	(5.91)	25.83	$44,923
0.82	0.89	0.99	3.72	33.28	$51,091
0.44	0.89	1.03	24.82	60.88	$12,261
0.60	0.89	1.34	8.65	104.60	$5,854
0.66	0.89	1.43	(1.43)	92.01	$4,191

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Thornburg Investment Income Builder Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the year)
Unless Otherwise Noted, Periods are Fiscal Years Ended September 30,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Total Dividends	Net Asset Value, End of Year
CLASS R3 SHARES
2019	$21.80	0.84	(0.07)	0.77	(0.86)	—	(0.86)	$21.71
2018	$21.49	0.83	0.32	1.15	(0.84)	—	(0.84)	$21.80
2017	$19.82	0.87	1.59	2.46	(0.79)	—	(0.79)	$21.49
2016	$19.07	0.87	0.62	1.49	(0.74)	—	(0.74)	$19.82
2015	$21.37	0.78	(2.32)	(1.54)	(0.76)	—	(0.76)	$19.07
CLASS R4 SHARES
2019	$21.83	0.86	(0.07)	0.79	(0.88)	—	(0.88)	$21.74
2018	$21.52	0.85	0.33	1.18	(0.87)	—	(0.87)	$21.83
2017	$19.85	0.89	1.59	2.48	(0.81)	—	(0.81)	$21.52
2016	$19.10	0.89	0.62	1.51	(0.76)	—	(0.76)	$19.85
2015	$21.42	0.81	(2.35)	(1.54)	(0.78)	—	(0.78)	$19.10
CLASS R5 SHARES
2019	$21.95	0.97	(0.09)	0.88	(0.97)	—	(0.97)	$21.86
2018	$21.64	0.94	0.33	1.27	(0.96)	—	(0.96)	$21.95
2017	$19.95	0.98	1.61	2.59	(0.90)	—	(0.90)	$21.64
2016	$19.20	0.98	0.62	1.60	(0.85)	—	(0.85)	$19.95
2015	$21.52	0.90	(2.35)	(1.45)	(0.87)	—	(0.87)	$19.20
CLASS R6 SHARES
2019	$21.89	1.01	(0.08)	0.93	(1.01)	—	(1.01)	$21.81
2018	$21.58	1.16	0.14	1.30	(0.99)	—	(0.99)	$21.89
2017(b)	$20.55	0.44	1.12	1.56	(0.53)	—	(0.53)	$21.58

(a)Not annualized for periods less than one year.

(b)Effective date of this class of shares was April 10, 2017.

(c) Annualized.

+Based on weighted average shares outstanding.

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Thornburg Investment Income Builder Fund

RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Year (Thousands)

3.97	1.50	1.58	3.72	43.69	$36,155
3.84	1.50	1.61	5.47	41.17	$46,901
4.24	1.47	1.56	12.63	37.37	$67,623
4.53	1.50	1.59	8.01	42.81	$78,188
3.70	1.50	1.55	(7.52)	47.71	$79,834

4.09	1.40	1.50	3.79	43.69	$25,221
3.91	1.40	1.56	5.58	41.17	$31,132
4.35	1.40	1.51	12.72	37.37	$44,069
4.63	1.40	1.48	8.12	42.81	$45,968
3.81	1.40	1.46	(7.48)	47.71	$42,392

4.55	0.99	1.08	4.20	43.69	$59,890
4.30	0.99	1.12	5.99	41.17	$59,545
4.76	0.99	1.09	13.22	37.37	$91,735
5.08	0.99	1.07	8.52	42.81	$86,535
4.23	0.98	1.07	(7.06)	47.71	$78,945

4.76	0.80	0.82	4.47	43.69	$157,924
5.39	0.80	0.82	6.20	41.17	$156,750
4.37(c)	0.80(c)	1.09(c)	7.65	37.37	$36,909

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Thornburg Global Opportunities Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the year)
Unless Otherwise Noted, Periods are Fiscal Years Ended September 30,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Total Dividends	Net Asset Value, End of Year
CLASS R3 SHARES
2019	$29.57	0.15	(1.98)	(1.83)	(0.46)	—	(0.46)	$27.28
2018	$30.66	0.38	(1.41)	(1.03)	(0.06)	—	(0.06)	$29.57
2017	$24.66	0.08	5.99	6.07	(0.07)	—	(0.07)	$30.66
2016	$24.18	0.20	0.38	0.58	(0.10)	—	(0.10)	$24.66
2015	$23.55	(0.15)	0.78	0.63	—	—	—	$24.18
CLASS R4 SHARES
2019	$29.62	0.19	(2.00)	(1.81)	(0.49)	—	(0.49)	$27.32
2018	$30.69	0.46	(1.47)	(1.01)	(0.06)	—	(0.06)	$29.62
2017	$24.67	0.11	6.00	6.11	(0.09)	—	(0.09)	$30.69
2016	$24.22	0.24	0.35	0.59	(0.14)	—	(0.14)	$24.67
2015	$23.57	(0.13)	0.78	0.65	—	—	—	$24.22
CLASS R5 SHARES
2019	$30.10	0.28	(2.02)	(1.74)	(0.66)	—	(0.66)	$27.70
2018	$31.10	0.57	(1.47)	(0.90)	(0.10)	—	(0.10)	$30.10
2017	$24.99	0.22	6.08	6.30	(0.19)	—	(0.19)	$31.10
2016	$24.55	0.34	0.37	0.71	(0.27)	—	(0.27)	$24.99
2015	$23.81	(0.03)	0.78	0.75	(0.01)	—	(0.01)	$24.55
CLASS R6 SHARES
2019	$30.20	0.32	(2.05)	(1.73)	(0.70)	—	(0.70)	$27.77
2018	$31.16	0.90	(1.75)	(0.85)	(0.11)	—	(0.11)	$30.20
2017(b)	$28.35	0.11	2.73	2.84	(0.03)	—	(0.03)	$31.16

(a)Not annualized for periods less than one year.

(b)Effective date of this class of shares was April 10, 2017.

(c)Annualized.

(d)Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

+ Based on weighted average shares outstanding.

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Thornburg Global Opportunities Fund

RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Year (Thousands)

0.55	1.50	2.20	(5.95)	29.12	$4,317
1.22	1.50	1.92	(3.38)	41.99	$7,577
0.28	1.50	1.97	24.66	43.70	$12,059
0.84	1.50	2.01	2.38	37.11	$10,645
(0.58)	1.50	2.15	2.68	45.41	$8,936

0.71	1.40	1.86	(5.84)	29.12	$9,254
1.49	1.40	1.61	(3.29)	41.99	$20,786
0.38	1.40	1.65	24.81	43.70	$28,061
0.98	1.40	1.66	2.45	37.11	$21,415
(0.51)	1.40	1.76	2.76	45.41	$13,175

1.04	0.99	1.27	(5.45)	29.12	$42,354
1.82	0.99	1.16	(2.92)	41.99	$70,084
0.79	0.99	1.16	25.29	43.70	$80,704
1.38	0.99	1.07	2.91	37.11	$60,252
(0.11)	0.98	1.02	3.17	45.41	$108,654

1.17	0.85	1.00	(5.34)	29.12	$45,699
2.93	0.85	0.98	(2.75)	41.99	$51,836
0.77(c)	0.85(c)	13.31(c)(d)	10.02	43.70	$1,576

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2020

Thornburg Developing World Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the year)
Unless Otherwise Noted, Periods are Fiscal Years Ended September 30,	Net Asset Value, Beginning of Year	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Total Dividends	Net Asset Value, End of Year
CLASS R5 SHARES
2019	$19.48	0.27	1.28	1.55	(0.24)	—	(0.24)	$20.79
2018	$20.14	0.19	(0.85)	(0.66)	—	—	—	$19.48
2017	$17.20	0.18	2.92	3.10	(0.16)	—	(0.16)	$20.14
2016	$15.22	0.12	1.96	2.08	(0.10)	—	(0.10)	$17.20
2015	$18.86	0.12	(3.65)	(3.53)	(0.11)	—	(0.11)	$15.22
CLASS R6 SHARES
2019	$19.57	0.33	1.24	1.57	(0.26)	—	(0.26)	$20.88
2018	$20.21	0.24	(0.88)	(0.64)	—	—	—	$19.57
2017	$17.25	0.20	2.93	3.13	(0.17)	—	(0.17)	$20.21
2016	$15.25	0.13	1.98	2.11	(0.11)	—	(0.11)	$17.25
2015	$18.91	0.15	(3.68)	(3.53)	(0.13)	—	(0.13)	$15.25

(a)Not annualized for periods less than one year.

+Based on weighted average shares outstanding.

PROSPECTUS FEBRUARY 1, 2020 THORNBURG INVESTMENT TRUST

Thornburg Developing World Fund

RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Year (Thousands)

1.38	1.09	2.07	8.16	43.52	$2,430
0.90	1.09	1.71	(3.28)	58.28	$3,340
1.04	1.08	1.77	18.06	77.61	$5,506
0.74	1.08	1.75	13.65	94.68	$6,208
0.66	1.09	1.67	(18.72)	96.74	$5,363

1.65	0.99	1.14	8.25	43.52	$56,658
1.16	0.99	1.14	(3.17)	58.28	$56,258
1.14	0.97	1.13	18.16	77.61	$28,652
0.80	0.97	1.12	13.81	94.68	$48,598
0.84	0.99	1.10	(18.68)	96.74	$21,055

Additional Information

Reports to Shareholders

Shareholders will receive annual reports of the Funds containing financial statements audited by the Funds’ independent registered public accounting firm, and also will receive unaudited semi-annual reports. In addition, each shareholder will receive an account statement no less often than quarterly.

Investment Advisor

Thornburg Investment Management®, Inc.
2300 North Ridgetop Road
Santa Fe, New Mexico 87506

Distributor

Thornburg Securities Corporation®
2300 North Ridgetop Road
Santa Fe, New Mexico 87506

Custodian

State Street Bank & Trust Co.
2 Avenue De Lafayette
Boston, Massachusetts 02111

Transfer Agent

DST Asset Manager Solutions, Inc.
Post Office Box 219017
Kansas City, Missouri 64121-9017

General Counsel

Legal matters in connection with the issuance of shares of the Funds are passed upon by April, Dolan & Hickey, P.C.,
460 St. Michael’s Drive, Suite 1000, Santa Fe, New Mexico 87505.

Additional information about the Funds’ investments is available in the Funds’ Annual and Semiannual Reports to Shareholders. In each Fund’s Annual Report you will find a discussion of the market conditions and investment strategies which significantly affected the Fund’s performance during its last fiscal year or fiscal period. The Funds’ Statement of Additional Information (SAI) also includes additional information about each Fund. The Funds’ SAI and the Funds’ Annual and Semiannual Reports are available without charge upon request. Shareholders may make inquiries about the Funds, and investors may request copies of the SAI, Annual and Semiannual Reports, and obtain other Fund information, by contacting Thornburg Securities Corporation at 2300 North Ridgetop Road, Santa Fe, New Mexico 87506 or by phone at (800) 847-0200. The Funds’ current Statement of Additional Information and Annual and Semiannual Reports to Shareholders also may be obtained on the Thornburg Website at www.thornburg.com. The Funds’ current SAI is incorporated in this Prospectus by reference (legally forms a part of this Prospectus).

Information about the Funds (including the SAI) may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are also available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520, or by contacting the Commission by e-mail at publicinfo@sec.gov.

No dealer, sales representative or any other person has been authorized to give any information or to make any representation inconsistent with what is contained in this Prospectus and, if given or made, the information or representation must not be relied upon as having been authorized by any Fund or Thornburg Securities Corporation. This Prospectus constitutes an offer to sell securities of the Funds only in those states where the Funds’ shares have been registered or otherwise qualified for sale. The Funds will not accept applications from persons residing in states where the Funds’ shares are not registered or qualified for sale.

Thornburg Securities Corporation, Distributor
2300 North Ridgetop Road
Santa Fe, New Mexico 87506

(800) 847-0200

www.thornburg.com

Each Fund is a separate series of Thornburg Investment Trust, which files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-05201.TH364